UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

106 Annjo Court, Suite A, Forest, Virginia 24551

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

106 Annjo Court, Suite A

Forest, Virginia 24551

Copy to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Date of fiscal year end: January 31

Date of reporting period: January 31, 2026

Item 1. Report to Shareholders.

(a)

Yorktown Growth Fund

Class A (AFGGX)

Annual Shareholder Report - January 31, 2026

Fund Overview

This annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.17%

How did the Fund perform during the reporting period?

The Yorktown Growth Fund generated positive returns in a robust market for global equities. The Fund’s Class A Shares returned 11.50% (excluding sales charges) versus 22.40% for the MSCI All Country World Index (“ACWI”). The MSCI Global Small/Mid Cap Index (“SMID”) returned 21.59% between January 31, 2025, and January 31, 2026.

The Fund’s selection in high-growth industries contributed to absolute performance, though it trailed the primary benchmark as market leadership remained concentrated in large-cap secular growth trends. We remain focused on identifying companies with strong fundamental growth profiles and sustainable competitive advantages. Our positioning reflects a disciplined approach to valuation while seeking to capture long-term capital appreciation in a shifting economic landscape.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Growth Fund - A - $28,268
Yorktown Growth Fund - A - with load - $26,642
MSCI All Country World Index - $34,889
MSCI Global Small/Mid Cap Index - $28,515
$40,000
$30,000
$20,000
$10,000
$0
$34,889
$28,515
$28,268
$26,642
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025
Jan-2026

Table Summary
	Yorktown Growth Fund - A	Yorktown Growth Fund - A - with load	MSCI All Country World Index	MSCI Global Small/Mid Cap Index
Jan-2016	$10,000	$9,425	$10,000	$10,000
Jan-2017	$11,688	$11,016	$11,860	$12,215
Jan-2018	$15,121	$14,252	$15,199	$15,414
Jan-2019	$13,545	$12,766	$14,138	$14,002
Jan-2020	$16,300	$15,362	$16,495	$15,769
Jan-2021	$21,456	$20,222	$19,397	$18,824
Jan-2022	$21,988	$20,723	$22,055	$20,298
Jan-2023	$20,216	$19,054	$20,393	$19,338
Jan-2024	$22,028	$20,761	$23,505	$20,364
Jan-2025	$25,353	$23,895	$28,504	$23,452
Jan-2026	$28,268	$26,642	$34,889	$28,515

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Yorktown Growth Fund - A
Without Load	11.50%	5.67%	10.95%
With Load	5.07%	4.42%	10.30%
MSCI All Country World Index	22.40%	12.46%	13.31%
MSCI Global Small/Mid Cap Index	21.59%	8.66%	11.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 933-8274.

Fund Statistics

Table Summary
Net Assets	$97,780,985
Number of Portfolio Holdings	167
Advisory Fee (net of waivers)	$723,019
Portfolio Turnover	38%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Real Estate	0.9%
Communications	1.1%
Utilities	1.1%
Energy	1.4%
Consumer Staples	2.2%
Materials	3.3%
Health Care	6.4%
Consumer Discretionary	8.6%
Financials	15.0%
Technology	26.4%
Industrials	33.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Comfort Systems USA, Inc.	4.1%
IES Holdings, Inc.	2.1%
Fabrinet	1.9%
Prysmian SpA	1.7%
FTAI Aviation Ltd.	1.6%
Arista Networks, Inc.	1.4%
CyberArk Software Ltd.	1.4%
KLA Corp.	1.3%
Gold Fields Ltd.	1.2%
LPL Financial Holdings, Inc.	1.1%

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.

Yorktown Growth Fund - Class A (AFGGX)

Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Yorktown Growth Fund

Class L (APITX)

Annual Shareholder Report - January 31, 2026

Fund Overview

This annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$228	2.17%

How did the Fund perform during the reporting period?

The Yorktown Growth Fund generated positive returns in a robust market for global equities. The Fund’s Class L Shares returned 10.43% (excluding sales charges) versus 22.40% for the MSCI All Country World Index (“ACWI”). The MSCI Global Small/Mid Cap Index (“SMID”) returned 21.59% between January 31, 2025, and January 31, 2026.

The Fund’s selection in high-growth industries contributed to absolute performance, though it trailed the primary benchmark as market leadership remained concentrated in large-cap secular growth trends. We remain focused on identifying companies with strong fundamental growth profiles and sustainable competitive advantages. Our positioning reflects a disciplined approach to valuation while seeking to capture long-term capital appreciation in a shifting economic landscape

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Growth Fund - L - $25,568
MSCI All Country World Index - $34,889
MSCI Global Small/Mid Cap Index - $28,515
$40,000
$30,000
$20,000
$10,000
$0
$34,889
$28,515
$25,568
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025
Jan-2026

Table Summary
	Yorktown Growth Fund - L	MSCI All Country World Index	MSCI Global Small/Mid Cap Index
Jan-2016	$10,000	$10,000	$10,000
Jan-2017	$11,569	$11,860	$12,215
Jan-2018	$14,813	$15,199	$15,414
Jan-2019	$13,141	$14,138	$14,002
Jan-2020	$15,654	$16,495	$15,769
Jan-2021	$20,405	$19,397	$18,824
Jan-2022	$20,687	$22,055	$20,298
Jan-2023	$18,836	$20,393	$19,338
Jan-2024	$20,317	$23,505	$20,364
Jan-2025	$23,154	$28,504	$23,452
Jan-2026	$25,568	$34,889	$28,515

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Yorktown Growth Fund - L	10.43%	4.61%	9.84%
MSCI All Country World Index	22.40%	12.46%	13.31%
MSCI Global Small/Mid Cap Index	21.59%	8.66%	11.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 933-8274.

Fund Statistics

Table Summary
Net Assets	$97,780,985
Number of Portfolio Holdings	167
Advisory Fee (net of waivers)	$723,019
Portfolio Turnover	38%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Real Estate	0.9%
Communications	1.1%
Utilities	1.1%
Energy	1.4%
Consumer Staples	2.2%
Materials	3.3%
Health Care	6.4%
Consumer Discretionary	8.6%
Financials	15.0%
Technology	26.4%
Industrials	33.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Comfort Systems USA, Inc.	4.1%
IES Holdings, Inc.	2.1%
Fabrinet	1.9%
Prysmian SpA	1.7%
FTAI Aviation Ltd.	1.6%
Arista Networks, Inc.	1.4%
CyberArk Software Ltd.	1.4%
KLA Corp.	1.3%
Gold Fields Ltd.	1.2%
LPL Financial Holdings, Inc.	1.1%

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.

Yorktown Growth Fund - Class L (APITX)

Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Yorktown Growth Fund

Institutional Class (APGRX)

Annual Shareholder Report - January 31, 2026

Fund Overview

This annual shareholder report contains important information about Yorktown Growth Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$124	1.17%

How did the Fund perform during the reporting period?

The Yorktown Growth Fund generated positive returns in a robust market for global equities. The Fund’s Class I Shares returned 11.51% (excluding sales charges) versus 22.40% for the MSCI All Country World Index (“ACWI”). The MSCI Global Small/Mid Cap Index (“SMID”) returned 21.59% between January 31, 2025, and January 31, 2026.

The Fund’s selection in high-growth industries contributed to absolute performance, though it trailed the primary benchmark as market leadership remained concentrated in large-cap secular growth trends. We remain focused on identifying companies with strong fundamental growth profiles and sustainable competitive advantages. Our positioning reflects a disciplined approach to valuation while seeking to capture long-term capital appreciation in a shifting economic landscape

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Growth Fund - I - $28,278
MSCI All Country World Index - $34,889
MSCI Global Small/Mid Cap Index - $28,515
$40,000
$30,000
$20,000
$10,000
$0
$34,889
$28,515
$28,278
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025
Jan-2026

Table Summary
	Yorktown Growth Fund - I	MSCI All Country World Index	MSCI Global Small/Mid Cap Index
Jan-2016	$10,000	$10,000	$10,000
Jan-2017	$11,689	$11,860	$12,215
Jan-2018	$15,123	$15,199	$15,414
Jan-2019	$13,548	$14,138	$14,002
Jan-2020	$16,296	$16,495	$15,769
Jan-2021	$21,462	$19,397	$18,824
Jan-2022	$21,989	$22,055	$20,298
Jan-2023	$20,222	$20,393	$19,338
Jan-2024	$22,025	$23,505	$20,364
Jan-2025	$25,359	$28,504	$23,452
Jan-2026	$28,278	$34,889	$28,515

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Yorktown Growth Fund - I	11.51%	5.67%	10.95%
MSCI All Country World Index	22.40%	12.46%	13.31%
MSCI Global Small/Mid Cap Index	21.59%	8.66%	11.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 933-8274.

Fund Statistics

Table Summary
Net Assets	$97,780,985
Number of Portfolio Holdings	167
Advisory Fee (net of waivers)	$723,019
Portfolio Turnover	38%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Real Estate	0.9%
Communications	1.1%
Utilities	1.1%
Energy	1.4%
Consumer Staples	2.2%
Materials	3.3%
Health Care	6.4%
Consumer Discretionary	8.6%
Financials	15.0%
Technology	26.4%
Industrials	33.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Comfort Systems USA, Inc.	4.1%
IES Holdings, Inc.	2.1%
Fabrinet	1.9%
Prysmian SpA	1.7%
FTAI Aviation Ltd.	1.6%
Arista Networks, Inc.	1.4%
CyberArk Software Ltd.	1.4%
KLA Corp.	1.3%
Gold Fields Ltd.	1.2%
LPL Financial Holdings, Inc.	1.1%

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.

Yorktown Growth Fund - Institutional Class (APGRX)

Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Yorktown Multi-Sector Bond Fund

Class A (APIUX)

Annual Shareholder Report - January 31, 2026

Fund Overview

This annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.15%

How did the Fund perform during the reporting period?

The Multi-Sector Bond Fund generated positive returns in a bull market for interest rates. The Fund’s Class A Shares (APIUX) returned 6.23% (excluding sales charges) versus 6.85% for the Bloomberg U.S. Aggregate Bond Index (“AGG”) between January 31, 2025, and January 31, 2026.

The Fund’s up-in-credit bias helped limit credit surprises and principal loss. We remain focused on strong credit quality, risk-adjusted return profiles, and liquid assets, as we continue to balance rate risk while increasing current yield. With credit spreads near historic tights, our positioning reflects caution toward potential spread reversion.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Yorktown Multi-Sector Bond Fund - A
Without Load	6.23%	1.61%	4.35%
With Load	0.14%	0.41%	3.74%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 933-8274.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Multi-Sector Bond Fund - A - $15,312
Yorktown Multi-Sector Bond Fund - A - with load - $14,432
Bloomberg U.S. Aggregate Bond Index - $12,047
$20,000
$15,000
$10,000
$5,000
$0
$15,312
$14,432
$12,047
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025
Jan-2026

Table Summary
	Yorktown Multi-Sector Bond Fund - A	Yorktown Multi-Sector Bond Fund - A - with load	Bloomberg U.S. Aggregate Bond Index
Jan-2016	$10,000	$9,425	$10,000
Jan-2017	$12,219	$11,517	$10,145
Jan-2018	$13,453	$12,680	$10,363
Jan-2019	$13,154	$12,398	$10,597
Jan-2020	$14,374	$13,548	$11,619
Jan-2021	$14,137	$13,325	$12,167
Jan-2022	$14,284	$13,463	$11,806
Jan-2023	$13,136	$12,381	$10,819
Jan-2024	$13,733	$12,943	$11,046
Jan-2025	$14,413	$13,585	$11,274
Jan-2026	$15,312	$14,432	$12,047

Fund Statistics

Table Summary
Net Assets	$359,597,418
Number of Portfolio Holdings	319
Advisory Fee	$1,438,087
Portfolio Turnover	46%

What did the Fund invest in?

Asset Weighting (as a % of Total Investments)

Corporate Bonds
48.1%
U.S. Government & Agencies
35.0%
Asset Backed Securities
4.4%
Exchange-Traded Funds
2.8%
Collateralized Loan Obligations
2.6%
Other Assets in Excess of Liabilities
7.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.1%
Collateralized Loan Obligations	2.6%
Exchange-Traded Funds	2.8%
Asset Backed Securities	4.4%
U.S. Government & Agencies	35.0%
Corporate Bonds	48.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.875%, 10/31/28	0.9%
Freddie Mac Pool, 5.500%, 02/01/55	0.7%
iShares Convertible Bond ETF	0.7%
HP, Inc., 6.000%, 09/15/41	0.7%
UMBS Fannie Mae Pool, 5.500%, 10/01/55	0.7%
Freddie Mac Pool, 5.000%, 09/01/55	0.7%
Freddie Mac, 5.500%, 12/01/53	0.7%
SPDR Bloomberg Barclays Convertible Securities ETF	0.6%
Freddie Mac, 3.500%, 03/01/52	0.6%
Royal Bank of Canada, 7.500%, 05/02/84	0.6%

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.

Yorktown Multi-Sector Bond Fund - Class A (APIUX)

Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013126-APIUX

Yorktown Multi-Sector Bond Fund

Class C (AFFCX)

Annual Shareholder Report - January 31, 2026

Fund Overview

This annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.65%

How did the Fund perform during the reporting period?

The Multi-Sector Bond Fund generated positive returns in a bull market for interest rates. The Fund’s Class C Shares (AFFCX) returned 5.72% (excluding sales charges) versus 6.85% for the Bloomberg U.S. Aggregate Bond Index (“AGG”) between January 31, 2025, and January 31, 2026.

The Fund’s up-in-credit bias helped limit credit surprises and principal loss. We remain focused on strong credit quality, risk-adjusted return profiles, and liquid assets, as we continue to balance rate risk while increasing current yield. With credit spreads near historic tights, our positioning reflects caution toward potential spread reversion.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 6, 2016)
Yorktown Multi-Sector Bond Fund - C
Without Load	5.72%	1.10%	3.08%
With Load	4.72%	1.10%	3.08%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.70%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 933-8274.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Yorktown Multi-Sector Bond Fund - C - $13,443
Yorktown Multi-Sector Bond Fund - C - with load - $13,443
Bloomberg U.S. Aggregate Bond Index - $11,788
$15,000
$10,000
$5,000
$0
$13,443
$13,443
$11,788
May-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025
Jan-2026

Table Summary
	Yorktown Multi-Sector Bond Fund - C	Yorktown Multi-Sector Bond Fund - C - with load	Bloomberg U.S. Aggregate Bond Index
May-2016	$10,000	$10,000	$10,000
Jan-2017	$11,217	$11,217	$9,927
Jan-2018	$12,287	$12,287	$10,141
Jan-2019	$11,954	$11,954	$10,369
Jan-2020	$13,004	$13,004	$11,369
Jan-2021	$12,725	$12,725	$11,906
Jan-2022	$12,782	$12,782	$11,552
Jan-2023	$11,706	$11,706	$10,587
Jan-2024	$12,173	$12,173	$10,809
Jan-2025	$12,716	$12,716	$11,032
Jan-2026	$13,443	$13,443	$11,788

Fund Statistics

Table Summary
Net Assets	$359,597,418
Number of Portfolio Holdings	319
Advisory Fee	$1,438,087
Portfolio Turnover	46%

What did the Fund invest in?

Asset Weighting (as a % of Total Investments)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.1%
Collateralized Loan Obligations	2.6%
Exchange-Traded Funds	2.8%
Asset Backed Securities	4.4%
U.S. Government & Agencies	35.0%
Corporate Bonds	48.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.875%, 10/31/28	0.9%
Freddie Mac Pool, 5.500%, 02/01/55	0.7%
iShares Convertible Bond ETF	0.7%
HP, Inc., 6.000%, 09/15/41	0.7%
UMBS Fannie Mae Pool, 5.500%, 10/01/55	0.7%
Freddie Mac Pool, 5.000%, 09/01/55	0.7%
Freddie Mac, 5.500%, 12/01/53	0.7%
SPDR Bloomberg Barclays Convertible Securities ETF	0.6%
Freddie Mac, 3.500%, 03/01/52	0.6%
Royal Bank of Canada, 7.500%, 05/02/84	0.6%

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.

Yorktown Multi-Sector Bond Fund - Class C (AFFCX)

Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013126-AFFCX

Yorktown Multi-Sector Bond Fund

Class L (AFFIX)

Annual Shareholder Report - January 31, 2026

Fund Overview

This annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$170	1.65%

How did the Fund perform during the reporting period?

The Multi-Sector Bond Fund generated positive returns in a bull market for interest rates. The Fund’s Class L Shares (AFFIX) returned 5.74% (excluding sales charges) versus 6.85% for the Bloomberg U.S. Aggregate Bond Index (“AGG”) between January 31, 2025, and January 31, 2026.

The Fund’s up-in-credit bias helped limit credit surprises and principal loss. We remain focused on strong credit quality, risk-adjusted return profiles, and liquid assets, as we continue to balance rate risk while increasing current yield. With credit spreads near historic tights, our positioning reflects caution toward potential spread reversion.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Yorktown Multi-Sector Bond Fund - L	5.74%	1.10%	3.84%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 933-8274.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Multi-Sector Bond Fund - L - $14,576
Bloomberg U.S. Aggregate Bond Index - $12,047
$15,000
$10,000
$5,000
$0
$14,576
$12,047
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025
Jan-2026

Table Summary
	Yorktown Multi-Sector Bond Fund - L	Bloomberg U.S. Aggregate Bond Index
Jan-2016	$10,000	$10,000
Jan-2017	$12,171	$10,145
Jan-2018	$13,332	$10,363
Jan-2019	$12,957	$10,597
Jan-2020	$14,099	$11,619
Jan-2021	$13,801	$12,167
Jan-2022	$13,860	$11,806
Jan-2023	$12,686	$10,819
Jan-2024	$13,194	$11,046
Jan-2025	$13,784	$11,274
Jan-2026	$14,576	$12,047

Fund Statistics

Table Summary
Net Assets	$359,597,418
Number of Portfolio Holdings	319
Advisory Fee	$1,438,087
Portfolio Turnover	46%

What did the Fund invest in?

Asset Weighting (as a % of Total Investments)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.1%
Collateralized Loan Obligations	2.6%
Exchange-Traded Funds	2.8%
Asset Backed Securities	4.4%
U.S. Government & Agencies	35.0%
Corporate Bonds	48.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.875%, 10/31/28	0.9%
Freddie Mac Pool, 5.500%, 02/01/55	0.7%
iShares Convertible Bond ETF	0.7%
HP, Inc., 6.000%, 09/15/41	0.7%
UMBS Fannie Mae Pool, 5.500%, 10/01/55	0.7%
Freddie Mac Pool, 5.000%, 09/01/55	0.7%
Freddie Mac, 5.500%, 12/01/53	0.7%
SPDR Bloomberg Barclays Convertible Securities ETF	0.6%
Freddie Mac, 3.500%, 03/01/52	0.6%
Royal Bank of Canada, 7.500%, 05/02/84	0.6%

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.

Yorktown Multi-Sector Bond Fund - Class L (AFFIX)

Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013126-AFFIX

Yorktown Multi-Sector Bond Fund

Institutional Class (APIIX)

Annual Shareholder Report - January 31, 2026

Fund Overview

This annual shareholder report contains important information about Yorktown Multi-Sector Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	0.65%

How did the Fund perform during the reporting period?

The Multi-Sector Bond Fund generated positive returns in a bull market for interest rates. The Fund’s Class I Shares (APIIX) returned 6.69% (excluding sales charges) versus 6.85% for the Bloomberg U.S. Aggregate Bond Index (“AGG”) between January 31, 2025, and January 31, 2026.

The Fund’s up-in-credit bias helped limit credit surprises and principal loss. We remain focused on strong credit quality, risk-adjusted return profiles, and liquid assets, as we continue to balance rate risk while increasing current yield. With credit spreads near historic tights, our positioning reflects caution toward potential spread reversion.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Yorktown Multi-Sector Bond Fund - I	6.69%	2.11%	4.87%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 933-8274.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Multi-Sector Bond Fund - I - $16,084
Bloomberg U.S. Aggregate Bond Index - $12,047
$20,000
$15,000
$10,000
$5,000
$0
$16,084
$12,047
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025
Jan-2026

Table Summary
	Yorktown Multi-Sector Bond Fund - I	Bloomberg U.S. Aggregate Bond Index
Jan-2016	$10,000	$10,000
Jan-2017	$12,284	$10,145
Jan-2018	$13,589	$10,363
Jan-2019	$13,340	$10,597
Jan-2020	$14,666	$11,619
Jan-2021	$14,493	$12,167
Jan-2022	$14,704	$11,806
Jan-2023	$13,605	$10,819
Jan-2024	$14,288	$11,046
Jan-2025	$15,075	$11,274
Jan-2026	$16,084	$12,047

Fund Statistics

Table Summary
Net Assets	$359,597,418
Number of Portfolio Holdings	319
Advisory Fee	$1,438,087
Portfolio Turnover	46%

What did the Fund invest in?

Asset Weighting (as a % of Total Investments)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.1%
Collateralized Loan Obligations	2.6%
Exchange-Traded Funds	2.8%
Asset Backed Securities	4.4%
U.S. Government & Agencies	35.0%
Corporate Bonds	48.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.875%, 10/31/28	0.9%
Freddie Mac Pool, 5.500%, 02/01/55	0.7%
iShares Convertible Bond ETF	0.7%
HP, Inc., 6.000%, 09/15/41	0.7%
UMBS Fannie Mae Pool, 5.500%, 10/01/55	0.7%
Freddie Mac Pool, 5.000%, 09/01/55	0.7%
Freddie Mac, 5.500%, 12/01/53	0.7%
SPDR Bloomberg Barclays Convertible Securities ETF	0.6%
Freddie Mac, 3.500%, 03/01/52	0.6%
Royal Bank of Canada, 7.500%, 05/02/84	0.6%

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.

Yorktown Multi-Sector Bond Fund - Institutional Class (APIIX)

Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013126-APIIX

Yorktown Short Term Bond Fund

Class A (APIMX)

Annual Shareholder Report - January 31, 2026

Fund Overview

This annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.79%

How did the Fund perform during the reporting period?

For the fiscal year, Short Term Bond Fund provided defensive positioning compared to higher duration strategies. The front end of the Treasury curve ended 67 bps lower. This enabled the Fund’s Class A Shares (APIMX) to return 5.65% (excluding sales charges), versus 5.13% for the ICE BofA U.S. Corporate & Government, 1–3 Years Index.

The Fund delivered capital appreciation through the rate rally and remained steady despite market volatility from tariffs. It remains concentrated in diversified, liquid securities. Throughout the year, we prioritized limiting NAV volatility and improving its income profile.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Short Term Bond Fund - A - $13,580
Yorktown Short Term Bond Fund - A - with load - $13,274
Bloomberg U.S. Aggregate Bond Index - $12,047
ICE BofA U.S. Corporate & Government, 1-3 Years Index - $12,293
$15,000
$10,000
$5,000
$0
$13,580
$13,274
$12,293
$12,047
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025
Jan-2026

Table Summary
	Yorktown Short Term Bond Fund - A	Yorktown Short Term Bond Fund - A - with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Jan-2016	$10,000	$9,775	$10,000	$10,000
Jan-2017	$10,682	$10,441	$10,145	$10,094
Jan-2018	$11,129	$10,878	$10,363	$10,137
Jan-2019	$11,257	$11,003	$10,597	$10,368
Jan-2020	$11,828	$11,562	$11,619	$10,807
Jan-2021	$12,135	$11,861	$12,167	$11,111
Jan-2022	$12,041	$11,769	$11,806	$10,987
Jan-2023	$11,693	$11,430	$10,819	$10,728
Jan-2024	$12,303	$12,026	$11,046	$11,189
Jan-2025	$12,854	$12,564	$11,274	$11,694
Jan-2026	$13,580	$13,274	$12,047	$12,293

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Yorktown Short Term Bond Fund - A
Without Load	5.65%	2.28%	3.11%
With Load	3.25%	1.82%	2.87%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	5.13%	2.04%	2.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 933-8274.

Fund Statistics

Table Summary
Net Assets	$177,812,326
Number of Portfolio Holdings	178
Advisory Fee (net of waivers)	$928,505
Portfolio Turnover	39%

What did the Fund invest in?

Asset Weighting (as a % of Total Investments)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.1%
Collateralized Loan Obligations	2.0%
Asset Backed Securities	7.7%
Corporate Bonds	39.6%
U.S. Government & Agencies	47.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note/Bond, 4.375%, 11/30/28	1.7%
Caterpillar Financial Services Corp., 4.400%, 03/03/28	1.7%
McDonald's Corp., 5.000%, 05/17/29	1.2%
NSTAR Electric Co., 4.850%, 03/01/30	1.2%
Mars, Inc., 4.800%, 03/01/30	1.1%
HSBC Holdings PLC, 5.544%, 11/19/30	1.1%
Federal Farm Credit Banks Funding Corp., 5.930%, 05/01/45	1.1%
Goldman Sachs Group, Inc. (The), 4.510%, 10/21/27	1.1%
JPMorgan Chase & Co., 4.830%, 04/22/27	1.1%
ING Groep NV, 4.910%, 04/01/27	1.1%

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.

Yorktown Short Term Bond Fund - Class A (APIMX)

Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013126-APIMX

Yorktown Short Term Bond Fund

Class L (AFMMX)

Annual Shareholder Report - January 31, 2026

Fund Overview

This annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$148	1.44%

How did the Fund perform during the reporting period?

For the fiscal year, Short Term Bond Fund provided defensive positioning compared to higher duration strategies. The front end of the Treasury curve ended 67 bps lower. This enabled the Fund’s Class L Shares (AFMMX) to return 5.00% (excluding sales charges), versus 5.13% for the ICE BofA U.S. Corporate & Government, 1–3 Years Index.

The Fund delivered capital appreciation through the rate rally and remained steady despite market volatility from tariffs. It remains concentrated in diversified, liquid securities. Throughout the year, we prioritized limiting NAV volatility and improving its income profile.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Short Term Bond Fund - L - $12,534
Bloomberg U.S. Aggregate Bond Index - $12,047
ICE BofA U.S. Corporate & Government, 1-3 Years Index - $12,293
$15,000
$10,000
$5,000
$0
$12,534
$12,293
$12,047
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025
Jan-2026

Table Summary
	Yorktown Short Term Bond Fund - L	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Jan-2016	$10,000	$10,000	$10,000
Jan-2017	$10,558	$10,145	$10,094
Jan-2018	$10,885	$10,363	$10,137
Jan-2019	$10,916	$10,597	$10,368
Jan-2020	$11,385	$11,619	$10,807
Jan-2021	$11,561	$12,167	$11,111
Jan-2022	$11,390	$11,806	$10,987
Jan-2023	$10,986	$10,819	$10,728
Jan-2024	$11,479	$11,046	$11,189
Jan-2025	$11,938	$11,274	$11,694
Jan-2026	$12,534	$12,047	$12,293

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Yorktown Short Term Bond Fund - L	5.00%	1.63%	2.28%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	5.13%	2.04%	2.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 933-8274.

Fund Statistics

Table Summary
Net Assets	$177,812,326
Number of Portfolio Holdings	178
Advisory Fee (net of waivers)	$928,505
Portfolio Turnover	39%

What did the Fund invest in?

Asset Weighting (as a % of Total Investments)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.1%
Collateralized Loan Obligations	2.0%
Asset Backed Securities	7.7%
Corporate Bonds	39.6%
U.S. Government & Agencies	47.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note/Bond, 4.375%, 11/30/28	1.7%
Caterpillar Financial Services Corp., 4.400%, 03/03/28	1.7%
McDonald's Corp., 5.000%, 05/17/29	1.2%
NSTAR Electric Co., 4.850%, 03/01/30	1.2%
Mars, Inc., 4.800%, 03/01/30	1.1%
HSBC Holdings PLC, 5.544%, 11/19/30	1.1%
Federal Farm Credit Banks Funding Corp., 5.930%, 05/01/45	1.1%
Goldman Sachs Group, Inc. (The), 4.510%, 10/21/27	1.1%
JPMorgan Chase & Co., 4.830%, 04/22/27	1.1%
ING Groep NV, 4.910%, 04/01/27	1.1%

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.

Yorktown Short Term Bond Fund - Class L (AFMMX)

Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013126-AFMMX

Yorktown Short Term Bond Fund

Institutional Class (APIBX)

Annual Shareholder Report - January 31, 2026

Fund Overview

This annual shareholder report contains important information about Yorktown Short Term Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.79%

How did the Fund perform during the reporting period?

For the fiscal year, Short Term Bond Fund provided defensive positioning compared to higher duration strategies. The front end of the Treasury curve ended 67 bps lower. This enabled the Fund’s Class I Shares (APIBX) to return 5.49% (excluding sales charges), versus 5.13% for the ICE BofA U.S. Corporate & Government, 1–3 Years Index.

The Fund delivered capital appreciation through the rate rally and remained steady despite market volatility from tariffs. It remains concentrated in diversified, liquid securities. Throughout the year, we prioritized limiting NAV volatility and improving its income profile.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Yorktown Short Term Bond Fund - I - $13,558
Bloomberg U.S. Aggregate Bond Index - $12,047
ICE BofA U.S. Corporate & Government, 1-3 Years Index - $12,293
$15,000
$10,000
$5,000
$0
$13,558
$12,293
$12,047
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025
Jan-2026

Table Summary
	Yorktown Short Term Bond Fund - I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Jan-2016	$10,000	$10,000	$10,000
Jan-2017	$10,677	$10,145	$10,094
Jan-2018	$11,123	$10,363	$10,137
Jan-2019	$11,270	$10,597	$10,368
Jan-2020	$11,833	$11,619	$10,807
Jan-2021	$12,121	$12,167	$11,111
Jan-2022	$12,033	$11,806	$10,987
Jan-2023	$11,680	$10,819	$10,728
Jan-2024	$12,278	$11,046	$11,189
Jan-2025	$12,852	$11,274	$11,694
Jan-2026	$13,558	$12,047	$12,293

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Yorktown Short Term Bond Fund - I	5.49%	2.27%	3.09%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	5.13%	2.04%	2.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 933-8274.

Fund Statistics

Table Summary
Net Assets	$177,812,326
Number of Portfolio Holdings	178
Advisory Fee (net of waivers)	$928,505
Portfolio Turnover	39%

What did the Fund invest in?

Asset Weighting (as a % of Total Investments)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.1%
Collateralized Loan Obligations	2.0%
Asset Backed Securities	7.7%
Corporate Bonds	39.6%
U.S. Government & Agencies	47.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note/Bond, 4.375%, 11/30/28	1.7%
Caterpillar Financial Services Corp., 4.400%, 03/03/28	1.7%
McDonald's Corp., 5.000%, 05/17/29	1.2%
NSTAR Electric Co., 4.850%, 03/01/30	1.2%
Mars, Inc., 4.800%, 03/01/30	1.1%
HSBC Holdings PLC, 5.544%, 11/19/30	1.1%
Federal Farm Credit Banks Funding Corp., 5.930%, 05/01/45	1.1%
Goldman Sachs Group, Inc. (The), 4.510%, 10/21/27	1.1%
JPMorgan Chase & Co., 4.830%, 04/22/27	1.1%
ING Groep NV, 4.910%, 04/01/27	1.1%

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.

Yorktown Short Term Bond Fund - Institutional Class (APIBX)

Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013126-APIBX

Yorktown Small Cap Fund

Class A (YOVAX)

Annual Shareholder Report - January 31, 2026

Fund Overview

This annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$165	1.60%

How did the Fund perform during the reporting period?

The Yorktown Small Cap Fund generated positive returns despite headwinds for smaller-capitalization equities. The Fund’s Class A Shares returned 6.15% (excluding sales charges) versus 22.40% for the MSCI All Country World Index (“ACWI”). The Russell 2000 Index (“RUT”) returned 15.81%, the Russell 2000 Growth Index (“RUO”) returned 13.91% between January 31, 2025, and January 31, 2026.

While the Fund navigated a volatile environment for small-cap stocks, it trailed its primary benchmark as large-cap equities outperformed. We remain focused on high-conviction small-cap opportunities with resilient balance sheets. Our positioning reflects a focus on fundamental value and long-term growth potential as we manage through shifting interest rate expectations.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Yorktown Small Cap Fund - A	Yorktown Small Cap Fund - A - with load	MSCI All Country World Index	Russell 2000® Growth Index	Russell 2000® Index
May-2016	$10,000	$9,425	$10,000	$10,000	$10,000
Jan-2017	$11,999	$11,309	$11,144	$11,917	$12,309
Jan-2018	$13,483	$12,708	$14,282	$14,885	$14,424
Jan-2019	$13,245	$12,483	$13,285	$14,493	$13,915
Jan-2020	$14,621	$13,781	$15,500	$16,510	$15,197
Jan-2021	$20,805	$19,609	$18,227	$23,558	$19,783
Jan-2022	$21,037	$19,828	$20,724	$20,014	$19,544
Jan-2023	$19,229	$18,124	$19,162	$18,713	$18,883
Jan-2024	$19,983	$18,834	$22,087	$19,548	$19,337
Jan-2025	$22,368	$21,082	$26,784	$23,992	$23,029
Jan-2026	$23,745	$22,380	$32,784	$27,328	$26,669

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 9, 2016)
Yorktown Small Cap Fund - A
Without Load	6.15%	2.68%	9.29%
With Load	0.06%	1.47%	8.63%
MSCI All Country World Index	22.40%	12.46%	12.98%
Russell 2000® Growth Index	13.91%	3.01%	10.88%
Russell 2000® Index	15.81%	6.16%	10.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 933-8274.

Fund Statistics

Table Summary
Net Assets	$35,148,370
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$152,655
Portfolio Turnover	81%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
24.5%
Technology
22.5%
Financials
17.0%
Consumer Discretionary
13.0%
Health Care
8.6%
Materials
4.1%
Energy
3.2%
Consumer Staples
2.5%
Communications
1.9%
Real Estate
1.2%
Other Assets in Excess of Liabilities
1.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Real Estate	1.2%
Communications	1.9%
Consumer Staples	2.5%
Energy	3.2%
Materials	4.1%
Health Care	8.6%
Consumer Discretionary	13.0%
Financials	17.0%
Technology	22.5%
Industrials	24.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Robinhood Markets, Inc., Class A	3.5%
Insmed, Inc.	2.6%
Mueller Industries, Inc.	2.6%
LPL Financial Holdings, Inc.	2.4%
Nova Ltd.	2.3%
Rambus, Inc.	2.3%
ACM Research, Inc., Class A	2.2%
Kratos Defense & Security Solutions, Inc.	1.8%
Guardant Health, Inc.	1.8%
AeroVironment, Inc.	1.6%

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.

Yorktown Small Cap Fund - Class A (YOVAX)

Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Yorktown Small Cap Fund

Class L (YOVLX)

Annual Shareholder Report - January 31, 2026

Fund Overview

This annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$241	2.35%

How did the Fund perform during the reporting period?

The Yorktown Small Cap Fund generated positive returns despite headwinds for smaller-capitalization equities. The Fund's Class I Shares returned 5.36% (excluding sales charges) versus 22.40% for the MSCI All Country World Index (“ACWI”). The Russell 2000 Index (“RUT”) returned 15.81%, the Russell 2000 Growth Index (“RUO”) returned 13.91% between January 31, 2025, and January 31, 2026.

While the Fund navigated a volatile environment for small-cap stocks, it trailed its primary benchmark as large-cap equities outperformed. We remain focused on high-conviction small-cap opportunities with resilient balance sheets. Our positioning reflects a focus on fundamental value and long-term growth potential as we manage through shifting interest rate expectations.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Yorktown Small Cap Fund - L	MSCI All Country World Index	Russell 2000® Growth Index	Russell 2000® Index
May-2016	$10,000	$10,000	$10,000	$10,000
Jan-2017	$11,930	$11,144	$11,917	$12,309
Jan-2018	$13,297	$14,282	$14,885	$14,424
Jan-2019	$12,956	$13,285	$14,493	$13,915
Jan-2020	$14,211	$15,500	$16,510	$15,197
Jan-2021	$20,059	$18,227	$23,558	$19,783
Jan-2022	$20,121	$20,724	$20,014	$19,544
Jan-2023	$18,261	$19,162	$18,713	$18,883
Jan-2024	$18,835	$22,087	$19,548	$19,337
Jan-2025	$20,928	$26,784	$23,992	$23,029
Jan-2026	$22,050	$32,784	$27,328	$26,669

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 9, 2016)
Yorktown Small Cap Fund - L	5.36%	1.91%	8.46%
MSCI All Country World Index	22.40%	12.46%	12.98%
Russell 2000® Growth Index	13.91%	3.01%	10.88%
Russell 2000® Index	15.81%	6.16%	10.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 933-8274.

Fund Statistics

Table Summary
Net Assets	$35,148,370
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$152,655
Portfolio Turnover	81%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Real Estate	1.2%
Communications	1.9%
Consumer Staples	2.5%
Energy	3.2%
Materials	4.1%
Health Care	8.6%
Consumer Discretionary	13.0%
Financials	17.0%
Technology	22.5%
Industrials	24.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Robinhood Markets, Inc., Class A	3.5%
Insmed, Inc.	2.6%
Mueller Industries, Inc.	2.6%
LPL Financial Holdings, Inc.	2.4%
Nova Ltd.	2.3%
Rambus, Inc.	2.3%
ACM Research, Inc., Class A	2.2%
Kratos Defense & Security Solutions, Inc.	1.8%
Guardant Health, Inc.	1.8%
AeroVironment, Inc.	1.6%

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.

Yorktown Small Cap Fund - Class L (YOVLX)

Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Yorktown Small Cap Fund

Institutional Class (YOVIX)

Annual Shareholder Report - January 31, 2026

Fund Overview

This annual shareholder report contains important information about Yorktown Small Cap Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.yorktownfunds.com/all-fund-literature/. You can also request this information by contacting us at (888) 933-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$139	1.35%

How did the Fund perform during the reporting period?

The Yorktown Small Cap Fund generated positive returns despite headwinds for smaller-capitalization equities. The Fund’s Class I Shares returned 6.39% (excluding sales charges) versus 22.40% for the MSCI All Country World Index (“ACWI”). The Russell 2000 Index (“RUT”) returned 15.81%, the Russell 2000 Growth Index (“RUO”) returned 13.91% between January 31, 2025, and January 31, 2026.

While the Fund navigated a volatile environment for small-cap stocks, it trailed its primary benchmark as large-cap equities outperformed. We remain focused on high-conviction small-cap opportunities with resilient balance sheets. Our positioning reflects a focus on fundamental value and long-term growth potential as we manage through shifting interest rate expectations.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Yorktown Small Cap Fund - I	MSCI All Country World Index	Russell 2000® Growth Index	Russell 2000® Index
May-2016	$10,000	$10,000	$10,000	$10,000
Jan-2017	$12,012	$11,144	$11,917	$12,309
Jan-2018	$13,539	$14,282	$14,885	$14,424
Jan-2019	$13,323	$13,285	$14,493	$13,915
Jan-2020	$14,748	$15,500	$16,510	$15,197
Jan-2021	$21,032	$18,227	$23,558	$19,783
Jan-2022	$21,313	$20,724	$20,014	$19,544
Jan-2023	$19,530	$19,162	$18,713	$18,883
Jan-2024	$20,354	$22,087	$19,548	$19,337
Jan-2025	$22,836	$26,784	$23,992	$23,029
Jan-2026	$24,296	$32,784	$27,328	$26,669

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 9, 2016)
Yorktown Small Cap Fund - I	6.39%	2.93%	9.55%
MSCI All Country World Index	22.40%	12.46%	12.98%
Russell 2000® Growth Index	13.91%	3.01%	10.88%
Russell 2000® Index	15.81%	6.16%	10.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 933-8274.

Fund Statistics

Table Summary
Net Assets	$35,148,370
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$152,655
Portfolio Turnover	81%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Real Estate	1.2%
Communications	1.9%
Consumer Staples	2.5%
Energy	3.2%
Materials	4.1%
Health Care	8.6%
Consumer Discretionary	13.0%
Financials	17.0%
Technology	22.5%
Industrials	24.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Robinhood Markets, Inc., Class A	3.5%
Insmed, Inc.	2.6%
Mueller Industries, Inc.	2.6%
LPL Financial Holdings, Inc.	2.4%
Nova Ltd.	2.3%
Rambus, Inc.	2.3%
ACM Research, Inc., Class A	2.2%
Kratos Defense & Security Solutions, Inc.	1.8%
Guardant Health, Inc.	1.8%
AeroVironment, Inc.	1.6%

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.

Yorktown Small Cap Fund - Institutional Class (YOVIX)

Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.yorktownfunds.com/all-fund-literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from a provision of this code of ethics to Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant hereby undertakes to provide to any person without charge, upon request, a copy of such code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-544-6060.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, although the Board has not determined that any of its members is an “audit committee financial expert” as such term is defined in Item 3 of Form N-CSR, the audit committee members collectively have sufficient financial expertise in business and finance, including the evaluation of the Registrant’s financial statements, supervision of the Registrant’s preparation of its financial statements, and oversight of the work of the Registrant’s independent auditors. Each of the members of the Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR. The Board determined that given the collective financial expertise of the audit committee members, it was not necessary to appoint an audit committee financial expert to the audit committee.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate fees billed for the fiscal years ended January 31, 2026 and January 31, 2025 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $72,850 and $68,000, respectively.

(b) Audit-Related Fees: The aggregate fees billed for the fiscal years ended January 31, 2026 and January 31, 2025 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c) Tax Fees: The aggregate fees billed for the fiscal years ended January 31, 2026 and January 31, 2025 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $13,200 and $12,800, respectively.

(d) All Other Fees: The aggregate fees billed for the fiscal years ended January 31, 2026 and January 31, 2025 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1) Pre-Approval Policies and Procedures. The Registrant’s Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Services: The aggregate non-audit fees billed during the fiscal years ended January 31, 2026 and January 31, 2025 by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $13,200 and $12,800, respectively.

(h) Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Investments.

Not applicable. This schedule is included as part of the Financial Statements filed under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

YORKTOWN GROWTH FUND

YORKTOWN MULTI-SECTOR BOND FUND

YORKTOWN SHORT TERM BOND FUND

YORKTOWN SMALL CAP FUND

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION DATED January 31, 2026

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this report. Any representation to the contrary is a criminal offense.

CONTENTS

Financial Statements
Schedule of Investments
Growth Fund	1-3
Multi-Sector Bond Fund	4-14
Short Term Bond Fund	15-21
Small Cap Fund	22-23
Statements of Assets and Liabilities	24-25
Statements of Operations	26
Statements of Changes in Net Assets	27-30
Financial Highlights
Growth Fund	31-33
Multi-Sector Bond Fund	34-37
Short Term Bond Fund	38-40
Small Cap Fund	41-43
Notes to the Financial Statements	44-57
Report of Independent Registered Public Accounting Firm	58-59
Additional Federal Tax Information	60-61
Other Information	62

Yorktown Growth Fund

SCHEDULE OF INVESTMENTS

January 31, 2026

	Shares	Fair Value
COMMON STOCKS — 99.52%
Communications — 1.07%
Naspers Ltd., Class N - ADR	46,000	$569,940
Reddit, Inc., Class A(a)	2,650	477,716
		1,047,656
Consumer Discretionary — 8.63%
Asics Corporation - ADR	24,000	576,360
Axon Enterprise, Inc.(a)	1,875	906,712
Compagnie Financiere Richemont SA - ADR	25,900	500,647
Copart, Inc.(a)	9,400	381,452
Dorman Products, Inc.(a)	3,700	459,540
Dutch Bros, Inc.(a)	10,300	560,217
Evolution AB - ADR(a)	2,300	149,063
FirstCash Holdings, Inc.(a)	2,300	392,150
Genius Sports Ltd.(a)	62,700	545,490
Life Time Group Holdings, Inc.(a)	6,750	196,898
Lithia Motors, Inc., Class A	2,100	679,224
Modine Manufacturing Co.(a)	4,150	766,339
MonotaRO Co., Ltd. - ADR(a)	29,500	397,365
PulteGroup, Inc.	4,000	500,360
Ralph Lauren Corp.	700	247,387
Rush Street Interactive, Inc.(a)	26,900	475,323
Sportradar Group AG(a)	28,500	516,135
Visteon Corp.(a)	2,000	181,720
		8,432,382
Consumer Staples — 2.17%
Casey’s General Stores, Inc.	1,200	727,800
Hims & Hers Health, Inc.(a)	7,750	209,947
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,370	261,435
Performance Food Group Co.(a)	5,630	537,384
Tootsie Roll Industries, Inc.(a)	10,300	390,164
		2,126,730
Energy — 1.42%
TETRA Technologies, Inc.(a)	23,850	271,890
Texas Pacific Land Corp.	1,440	501,638
Thermon Group Holdings(a)	6,300	$285,075
Transportadora de Gas del Sur SA - ADR(a)	10,300	328,467
		1,387,070
Financials — 15.03%
Applied Blockchain, Inc.(a)	30,350	1,028,258
Customers Bancorp, Inc.(a)	4,850	383,247
Deutsche Boerse AG - ADR(a)	31,000	782,750
FNB Corp	10,100	177,255
FTAI Aviation Ltd.	5,800	1,579,456
Futu Holdings Ltd. - ADR(a)	3,500	568,995
Hagerty, Inc.(a)	20,100	253,461
Hamilton Insurance Group Ltd(a)	9,600	266,400
Hamilton Lane, Inc., Class A	3,300	466,092
HCI Group, Inc.(a)	1,800	285,606
Houlihan Lokey, Inc., Class A	3,850	648,032
Interactive Brokers Group, Inc., Class A	12,400	928,512
KKR & Co., Inc.	7,200	822,672
LPL Financial Holdings, Inc.	2,990	1,089,855
Old National Bancorp	14,150	345,684
Patria Investments Ltd., Class A(a)	34,000	496,740
Piper Jaffray Cos.	1,060	367,131
Raymond James Financial, Inc.	6,450	1,069,797
RenaissanceRe Holdings Ltd.	1,450	408,465
Stifel Financial Corp.	4,900	604,170
Stock Yards Bancorp, Inc.(a)	8,100	548,289
StoneX Group, Inc.(a)	7,200	808,272
Synchrony Financial	6,000	435,780
Western Alliance Bancorp	3,700	329,855
		14,694,774
Health Care — 6.36%
Argenx SE - ADR(a)	425	357,213
Axsome Therapeutics, Inc.(a)	1,700	313,225

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Ensign Group, Inc. (The)	1,400	$240,324
Globus Medical, Inc., Class A(a)	6,400	580,352
Insmed, Inc.(a)	3,750	588,262
Krystal Biotech, Inc.(a)	2,000	558,480
Lonza Group AG - ADR(a)	4,600	311,098
Medpace Holdings, Inc.(a)	1,800	1,048,464
Neurocrine Biosciences, Inc.(a)	2,250	306,135
Penumbra, Inc.(a)	3,000	1,074,510
Radnet, Inc.(a)	5,350	375,035
TransMedics Group Inc(a)	3,500	468,913
		6,222,011
Industrials — 33.07%
API Group Corp.(a)	15,150	629,785
Ashtead Group plc - ADR	8,200	519,552
BWX Technologies, Inc.	4,700	965,521
Camtek Ltd.(a)	7,050	1,033,036
CECO Environmental Corp.(a)	9,700	654,071
Chart Industries, Inc.(a)	1,550	321,377
Clean Harbors, Inc.(a)	1,450	376,870
Comfort Systems USA, Inc.	3,500	3,997,350
Core & Main, Inc., Class A(a)	13,300	709,688
Corporation America Airports S.A.(a)	13,600	403,104
Curtiss-Wright Corp.	1,400	919,366
Disco Corp. - ADR(a)	23,050	984,465
DSV AS - ADR(a)	3,850	539,462
Dycom Industries, Inc.(a)	1,476	537,840
Embraer SA - ADR(a)	4,200	308,532
ESCO Technologies, Inc.	1,125	256,691
Fluidra SA	15,600	453,751
Franklin Electric Co., Inc.	6,000	597,720
Graham Corporation	5,450	381,064
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	1,390	479,731
HEICO Corp.	1,280	423,565
Herc Holdings, Inc.	2,300	329,682
IES Holdings, Inc.(a)	5,400	2,053,566
Ingersoll Rand, Inc.	9,700	835,073
Installed Building Products, Inc.	1,300	374,582
ITT, Inc.	3,300	601,590
Karman Holdings, Inc.(a)	3,350	347,730
Korn/Ferry International	5,700	$395,979
Leonardo DRS, Inc.(a)	7,900	324,374
Loar Holdings, Inc.(a)	3,000	205,740
MasTec, Inc.(a)	2,200	529,056
Mueller Industries, Inc.	7,800	1,061,892
nVent Electric PLC	2,400	269,424
Primoris Services Corp.	4,100	607,825
Prysmian SpA(a)	14,400	1,715,872
Prysmian SpA - ADR(a)	15,000	890,250
RBC Bearings, Inc.(a)	1,000	499,670
Rollins, Inc.	7,300	462,382
Saia, Inc.(a)	1,840	616,161
SPX Technologies, Inc.(a)	2,700	562,707
Teledyne Technologies, Inc.(a)	900	558,270
TopBuild Corp.(a)	1,300	608,465
WESCO International, Inc.	3,600	1,041,948
Woodward, Inc.	2,750	874,060
Xometry, Inc., Class A(a)	11,050	631,286
Zurn Water Solutions, Inc.	9,750	449,573
		32,339,698
Materials — 3.33%
Eagle Materials, Inc.	1,650	336,287
Givaudan SA - ADR(a)	5,100	394,485
Gold Fields Ltd. - ADR	22,750	1,140,230
Hawkins, Inc.	3,700	481,925
Kingspan Group PLC - ADR(a)	4,650	406,273
United States Lime & Minerals, Inc.	4,125	497,186
		3,256,386
Real Estate — 0.88%
CBRE Group, Inc., Class A(a)	2,700	459,891
Hannon Armstrong Sustainable Infrastructure	11,550	397,435
		857,326
Technology — 26.43%
Accelerant Holdings(a)	59,300	810,038
ACI Worldwide, Inc.(a)	8,150	353,384
Advantest Corp. - ADR	5,400	893,322
Arista Networks, Inc.(a)	9,800	1,389,052
ASM International NV - ADR(a)	1,070	894,830
Blackline, Inc.(a)	5,500	255,585

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Celestica, Inc.(a)	2,450	$688,425
Chime Financial, Inc.(a)	14,200	360,964
Ciena Corp.(a)	1,650	415,487
Clearwater Analytics Holdings, Inc., Class A(a)	16,700	402,303
Credo Technology Group Holding Ltd.(a)	2,500	313,200
CyberArk Software Ltd.(a)	3,100	1,335,573
Datadog, Inc., Class A(a)	4,000	517,280
Digi International, Inc.(a)	13,700	590,059
DigitalOcean Holdings, Inc.(a)	4,900	270,725
Dlocal Ltd., Class A(a)	41,500	558,590
Doximity, Inc., Class A(a)	7,200	269,784
ExlService Holdings, Inc.(a)	12,100	473,715
Fabrinet(a)	3,800	1,859,872
Figure Technology Solutions, Inc.(a)	17,300	984,024
Fortinet, Inc.(a)	4,950	402,237
HubSpot, Inc.(a)	460	128,800
InterDigital, Inc.	1,450	473,338
JFrog Ltd.(a)	2,650	145,220
KLA Corp.	890	1,270,867
Klaviyo, Inc., Class A(a)	11,850	263,188
Life360, Inc.(a)	9,000	515,610
Lumentum Holdings, Inc.(a)	1,125	440,820
Monolithic Power Systems, Inc.	650	730,697
Nova Ltd.(a)	1,980	906,523
Okta, Inc.(a)	4,100	346,368
Paycom Software, Inc.	2,100	282,975
Paylocity Holdings Corp.(a)	3,300	445,434
Paymentus Holdings, Inc., Class A(a)	10,800	288,684
PTC, Inc.(a)	2,800	437,164
Qualys, Inc.(a)	4,700	619,930
RingCentral, Inc., Class A(a)	13,050	337,734
SEMrush Holdings Inc(a)	32,500	386,425
Sezzle Inc(a)	7,900	499,596
SPS Commerce, Inc.(a)	4,330	386,496
Super Micro Computer, Inc.(a)	11,250	327,488
SYNNEX Corp.	2,700	428,409
TDK Corp. - ADR(a)	37,500	480,000
Tyler Technologies, Inc.(a)	1,650	$609,510
Veeva Systems, Inc., Class A(a)	1,650	336,468
Zeta Global Holdings Corp., Class A(a)	38,350	712,543
		25,838,736
Utilities — 1.13%
Pampa Energia SA - ADR(a)	7,200	623,808
SSE PLC - ADR	14,400	481,824
		1,105,632
Total Common Stocks
(Cost $54,442,321)		97,308,401

Total Investments — 99.52%
(Cost $54,442,321)		97,308,401
Other Assets in Excess of Liabilities — 0.48%		472,584
Net Assets — 100.00%		$97,780,985

(a)	Non-income producing security.

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Sector Bond Fund

SCHEDULE OF INVESTMENTS

January 31, 2026

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 48.06%
Communications — 2.26%
Alphabet, Inc., 4.38%, 11/15/2032	$1,000,000	$1,003,642
CCO Holdings LLC, 5.00%, 2/1/2028 (a)	1,000,000	994,969
CCO Holdings LLC, 4.25%, 2/1/2031 (a)	1,000,000	916,360
CCO Holdings LLC, 4.50%, 6/1/2033 (a)	1,000,000	875,808
Meta Platforms, Inc., 4.60%, 11/15/2032	1,000,000	1,002,786
Nexstar Media Inc, 5.63%, 7/15/2027 (a)	1,500,000	1,501,134
Prosus NV, MTN, 3.06%, 7/13/2031 (a)	500,000	457,103
Univision Communications, Inc., 4.50%, 5/1/2029 (a)	500,000	477,867
VMED OC UK Financing PLC, 4.75%, 7/15/2031 (a)	1,000,000	914,498
		8,144,167
Consumer Discretionary — 7.41%
Boyd Gaming Corp., 4.75%, 12/1/2027	1,000,000	1,000,091
Carnival Corp., 4.00%, 8/1/2028 (a)	2,000,000	1,980,306
Carnival Corp., 5.13%, 5/1/2029 (a)	500,000	506,095
Ford Motor Co., Class B, 3.25%, 2/12/2032	500,000	444,298
Ford Motor Credit Co LLC, 4.95%, 5/28/2027	2,000,000	2,011,590
Ford Motor Credit Co., LLC, 2.90%, 2/10/2029	1,500,000	1,421,803
General Motors Financial Co., Inc., 5.35%, 1/7/2030	2,000,000	2,067,685
Hilton Worldwide Finance LLC, 4.88%, 4/1/2027	2,000,000	2,001,654
Home Depot, Inc. (The), 4.95%, 9/15/2052	1,000,000	916,142
Home Depot, Inc. (The), 5.30%, 6/25/2054	1,000,000	960,641
KFC Holding Co/Pizza Hut Hold. LLC/Taco Bell LLC, 4.75%, 6/1/2027 (a)	$2,000,000	$2,004,288
Lowe’s Cos, Inc., 5.63%, 4/15/2053	1,000,000	974,421
McDonald’s Corp., 5.45%, 8/14/2053	2,000,000	1,945,789
MGM Resorts International, 4.63%, 9/1/2026	1,000,000	1,001,036
NCL Corp. Ltd., 5.88%, 2/15/2027 (a)	1,500,000	1,504,230
Nissan Motor Acceptance Co., LLC, 5.34%, 9/13/2027 (SOFRIX + 205bps)(a),(b)	1,000,000	995,855
Nissan Motor Co. Ltd., 4.81%, 9/17/2030 (a)	1,000,000	944,945
Royal Caribbean Cruises Ltd., 5.50%, 8/31/2026 (a)	1,000,000	1,001,068
Service Corp International/US, 4.63%, 12/15/2027	2,000,000	2,004,111
Yum! Brands, Inc., 3.63%, 3/15/2031	1,000,000	945,998
		26,632,046
Consumer Staples — 3.56%
Albertsons Cos Inc / Safeway Inc /, 4.63%, 1/15/2027 (a)	2,000,000	1,999,787
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036 (a)	100,000	98,655
Coca-Cola Co. (The), 4.65%, 8/14/2034	1,000,000	1,017,989
Constellation Brands, Inc., 2.25%, 8/1/2031	500,000	444,918
JBS USA LUX SA, 3.75%, 12/1/2031	250,000	237,242
JBS USA LUX SA, 3.63%, 1/15/2032	500,000	470,081
Kraft Heinz Foods Co., 5.00%, 6/4/2042 (a)	300,000	273,794
Kraft Heinz Foods Co., 4.38%, 6/1/2046	1,000,000	821,305
Kraft Heinz Foods Co., 4.88%, 10/1/2049	1,000,000	857,125

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Kroger Co. (The), 5.00%, 9/15/2034	$1,000,000	$1,001,278
Land O’ Lakes, Inc., 7.25%, 12/31/2049 (a)	500,000	462,486
Molson Coors Beverage Co., 4.20%, 7/15/2046	1,000,000	808,383
PepsiCo, Inc., 5.25%, 7/17/2054	1,000,000	972,211
Performance Food Group, Inc., 4.25%, 8/1/2029 (a)	500,000	489,936
Pilgrim’s Pride Corp., 4.25%, 4/15/2031	1,000,000	975,589
Target Corp., 4.50%, 9/15/2034	1,000,000	986,470
Walmart, Inc., 4.50%, 4/15/2053	1,000,000	883,241
		12,800,490
Energy — 1.59%
Energy Transfer LP, 6.50%, 2/15/2056 (H15T5Y + 267.60bps) (b)	1,000,000	1,000,413
Hess Midstream Operations LP, 5.88%, 3/1/2028 (a)	1,000,000	1,019,458
Marathon Petroleum Corp., 5.15%, 3/1/2030	1,000,000	1,030,316
NuStar Logistics LP, Class B, 5.63%, 4/28/2027	2,000,000	2,025,004
Sunoco LP / Sunoco Finance Corp, 6.00%, 4/15/2027	150,000	150,237
Sunoco LP / Sunoco Finance Corp, 5.88%, 3/15/2028	500,000	501,366
		5,726,794
Financials — 17.98%
American Express Co., 3.55%, 12/31/2049 (H15T5Y + 285.4bps)(b)	1,000,000	990,219
Assurant, Inc., 7.00%, 3/27/2048	1,000,000	1,030,162
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, 2/16/2049 (USSW5 + 387.0bps)(b)	800,000	812,138
Bank of America Corp., 4.38%, 4/27/2170 (H15T5Y + 276.0bps)(b)	$2,000,000	$1,990,856
Bank of New York Mellon Corp. (The), Series F, 4.63%, 12/20/2049 (TSFR3M + 339.26bps)(b)	1,000,000	1,000,459
Bank of Nova Scotia (The), 8.00%, 1/27/2084 (H15T5Y + 401.70bps)(b)	1,000,000	1,071,479
Bank of Nova Scotia/The, 6.88%, 10/27/2085	500,000	513,666
Barclays PLC, 4.84%, 5/9/2028	2,000,000	2,016,099
Barclays PLC, 5.09%, 6/20/2030 (USISSO05 + 305.40bps)(b)	1,500,000	1,528,171
Barclays PLC, 9.45%, 12/31/2049 (USISSO05 + 577.50bps)(b)	1,000,000	1,137,808
BBVA Bancomer S.A., 5.13%, 1/18/2033 (H15T5Y + 265.0bps)(b)	2,000,000	1,977,620
BNP Paribas SA, 8.00%, 8/22/2171 (H15T5Y + 372.70bps)(a),(b)	1,500,000	1,638,901
Charles Schwab Corp./ The, 4.00%, 12/31/2049 (H15T5Y + 316.80bps)(b)	1,000,000	996,475
Citadel Finance LLC, 3.38%, 3/9/2026 (a)	2,000,000	1,997,973
Citigroup, Inc., 6.75%, 12/31/2049 (H15T5Y + 257.20bps)(b)	2,000,000	2,040,789
Citigroup, Inc., 7.13%, 12/31/2049 (H15T5Y + 269.3bps)(b)	1,000,000	1,035,628
Citigroup, Inc., 4.15%, 2/15/2172 (H15T5Y + 300.0bps)(b)	2,000,000	1,987,648
Credit Agricole SA, MTN, 4.75%, 12/23/2169 (H15T5Y + 323.7bps)(a),(b)	1,000,000	974,416

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
GATX Corp., Class B, 4.00%, 6/30/2030	$2,000,000	$1,964,026
Goldman Sachs Group, Inc. (The), 6.13%, 5/10/2049 (b)	1,000,000	1,019,357
Goldman Sachs Group, Inc. (The), 7.50%, 5/10/2079 (H15T5Y + 280.90bps)(b)	1,000,000	1,056,211
HSBC Holdings PLC, 8.00%, 9/7/2093 (H15T5Y + 385.8bps) (b)	1,000,000	1,052,906
ING Groep NV, 5.75%, 11/16/2167 (H15T5Y + 432.2bps)(b)	1,000,000	1,006,589
ING Groep NV, 4.25%, 10/16/2169 (H15T5Y + 286.2bps)(b)	1,000,000	909,942
JPMorgan Chase & Co., 6.88%, 6/1/2071 (H15T5Y + 273.7bps)(b)	1,000,000	1,056,853
JPMorgan Chase & Co., 6.50%, 4/1/2080 (H15T5Y + 215.20bps)(b)	2,000,000	2,082,572
Lloyds Banking Group PLC, 8.00%, 3/27/2170 (H15T5Y + 391.3bps)(b)	1,000,000	1,086,184
Macquarie Bank Ltd., 3.62%, 6/3/2030 (a)	1,000,000	957,454
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050 (a)	1,000,000	684,481
Morgan Stanley Bank NA, 4.58%, 7/14/2028 (SOFR + 94bps)(b)	1,075,000	1,082,775
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050 (a)	500,000	393,131
Nordea Bank Abp, 6.30%, 3/25/2049 (a)	1,000,000	1,025,679
Nordea Bank Abp, 3.75%, 3/1/2140 (H15T5Y + 260.2bps)(a),(b)	1,000,000	951,326
Pacific LifeCorp, 3.35%, 9/15/2050 (a)	500,000	346,197
Pacific LifeCorp, 5.40%, 9/15/2052 (a)	1,000,000	959,767
Pricoa Global Funding I, 4.70%, 5/28/2030 (a)	$2,000,000	$2,032,780
Royal Bank of Canada, 7.50%, 5/2/2084 (H15T5Y + 288.70bps)(b)	2,000,000	2,106,978
SBL Holdings, Inc., 9.51%, 5/13/2165 (H15T5Y + 558.0bps)(a),(b)	668,000	675,171
Societe Generale SA, 8.50%, 3/25/2071 (H15T5Y + 415.30bps)(a),(b)	500,000	555,825
Societe Generale SA, 10.00%, 5/14/2169 (H15T5Y + 544.80bps)(a),(b)	1,000,000	1,113,472
Standard Chartered PLC, 4.30%, 2/19/2169 (H15T5Y + 313.50bps)(a),(b)	2,000,000	1,925,073
State Street Corp., 6.70%, 12/31/2049 (b)	1,000,000	1,037,843
State Street Corp., 6.45%, 9/5/2080 (H15T5Y + 213.50bps)(b)	2,000,000	2,073,458
Toronto-Dominion Bank (The), 8.13%, 10/31/2082 (H15T5Y + 407.50bps)(b)	1,000,000	1,048,224
Toronto-Dominion Bank (The), 7.25%, 7/31/2084 (H15T5Y + 297.70bps)(b)	1,000,000	1,047,503
UBS Group AG, 7.75%, 12/31/2049 (USISSO05 + 416bps)(a),(b)	1,000,000	1,075,846
UBS Group AG, 4.38%, 8/10/2171 (H15T5Y + 331.3bps)(a),(b)	1,000,000	913,698
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)(a),(b)	2,000,000	2,034,133
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)(a),(b)	500,000	510,824
US Bancorp, 5.30%, 4/15/2171 (TSFR3M + 317.6bps)(b)	1,000,000	1,001,761

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Wells Fargo & Co., 3.90%, 3/15/2069 (H15T5Y + 345.3bps)(b)	$1,000,000	$999,402
Wells Fargo & Co., 6.85%, 7/15/2071 (H15T5Y + 276.7bps)(b)	1,000,000	1,046,445
Wells Fargo & Co., Class B, 7.63%, 9/15/2171 (H15T5Y + 360.6bps)(b)	1,000,000	1,065,594
		64,639,987
Health Care — 0.98%
Humana, Inc., 5.38%, 4/15/2031	1,000,000	1,024,557
Novartis Capital Corp., 4.62%, 11/5/2028	1,000,000	1,005,740
Tenet Healthcare Corp, 5.13%, 11/1/2027	1,500,000	1,501,137
		3,531,434
Industrials — 4.81%
Air Canada, 3.88%, 8/15/2026 (a)	1,000,000	996,788
American Airlines Inc. /AAdvantage Loyalty IP Ltd., 5.50%, 4/20/2026 (a)	416,667	417,168
Burlington Northern Santa Fe LLC, 4.45%, 1/15/2053	2,000,000	1,685,732
Burlington Northern Santa Fe LLC, 5.20%, 4/15/2054	1,000,000	942,768
Burlington Northern Santa Fe LLC, 5.50%, 3/15/2055	1,000,000	985,487
BWX Technologies Inc, 4.13%, 6/30/2028 (a)	1,000,000	985,985
Canadian Pacific Railway Co., Class B, 2.45%, 12/2/2031	1,000,000	899,736
Chart Industries Inc, 7.50%, 1/1/2030 (a)	500,000	520,857
CSX Corp., 5.50%, 4/15/2041	1,000,000	1,023,195
Honeywell International, Inc., 5.25%, 3/1/2054	1,000,000	949,655
Norfolk Southern Corp., 5.05%, 8/1/2030	500,000	517,444
Ritchie Bros Holdings Inc, 6.75%, 3/15/2028 (a)	$1,500,000	$1,529,747
Triton Container International Ltd., 3.25%, 3/15/2032	500,000	456,135
Union Pacific Corp., 3.20%, 5/20/2041	1,000,000	784,641
Union Pacific Corp., 2.95%, 3/10/2052	1,000,000	638,673
United Parcel Service, Inc., 5.50%, 5/22/2054	1,000,000	974,777
United Rentals North America Inc., 4.88%, 1/15/2028	2,000,000	2,001,430
Vertiv Group Corp., 4.13%, 11/15/2028 (a)	1,000,000	985,425
		17,295,643
Materials — 1.25%
Ball Corp., 2.88%, 8/15/2030	1,000,000	921,207
Bemis Co., Inc., 2.63%, 6/19/2030	500,000	466,340
Berry Global, Inc., Series 21-25A, Class CR, 5.80%, 6/15/2031 (TSFR3M + 165bps)(a),(b)	1,500,000	1,587,660
Canpack SA, 3.88%, 11/15/2029 (a)	500,000	478,534
Crown Americas LLC, 5.88%, 6/1/2033 (a)	1,000,000	1,023,454
		4,477,195
Real Estate — 0.61%
Iron Mountain, Inc., 4.88%, 9/15/2029 (a)	1,000,000	987,839
Iron Mountain, Inc., 5.25%, 7/15/2030 (a)	1,000,000	990,838
SBA Communications Corp., 3.88%, 2/15/2027 (a)	200,000	198,616
		2,177,293
Technology — 3.11%
Broadcom, Inc., 4.15%, 11/15/2030	1,000,000	994,965
Broadcom, Inc., 4.15%, 11/15/2030	500,000	497,483
Broadcom, Inc., 2.60%, 2/15/2033	1,000,000	879,028

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Dell International LLC / EMC Corp., 5.00%, 4/1/2030	$1,000,000	$1,023,198
Dell International LLC / EMC Corp., 4.85%, 2/1/2035	1,000,000	978,991
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	1,000,000	985,081
HP, Inc., 6.00%, 9/15/2041	2,500,000	2,492,145
Juniper Networks, Inc., 2.00%, 12/10/2030	500,000	444,744
Juniper Networks, Inc., 5.95%, 3/15/2041	700,000	705,596
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	1,000,000	911,432
Leidos, Inc., 5.75%, 3/15/2033 (a)	1,000,000	1,055,566
Western Digital Corp., 4.75%, 2/15/2026	218,000	218,015
		11,186,244
Utilities — 4.50%
AEP Texas, Inc., Class I, 2.10%, 7/1/2030	500,000	456,328
Ameren Illinois Co., 4.95%, 6/1/2033	1,000,000	1,021,490
Calpine Corp, 5.13%, 3/15/2028 (a)	1,000,000	1,000,026
Dayton Power & Light Co. (The), 3.95%, 6/15/2049	1,000,000	754,363
Dominion Energy Inc, 6.00%, 2/15/2056 H15T10Y + 2.262%	1,000,000	1,011,188
Dominion Energy, Inc., 4.35%, 1/15/2167 (H15T5Y + 319.5bps)(b)	1,000,000	993,346
Duke Energy Carolinas LLC, Series 2021-4A, Class E, 4.85%, 1/15/2034 (H15T5Y + 319.5bps)(b)	1,000,000	1,007,160
Duke Energy Ohio, Inc., 5.55%, 3/15/2054	1,000,000	979,500
Duke Energy Progress LLC, 2.50%, 8/15/2050	1,000,000	586,986
Kentucky Utilities Co., 3.30%, 6/1/2050	1,000,000	692,992
National Rural Utilities Cooperative Finance Corp., 4.30%, 12/10/2030	$1,000,000	$999,158
NRG Energy, Inc., 4.45%, 6/15/2029 (a)	1,000,000	995,874
NRG Energy, Inc., 5.75%, 7/15/2029 (a)	1,000,000	1,001,229
Pacific Gas and Electric Co., 4.25%, 3/15/2046	500,000	390,137
PPL Electric Utilities Corp., 5.25%, 5/15/2053	1,000,000	955,899
Southern California Edison Co., 4.88%, 3/1/2049	1,000,000	848,401
Southern Co. (The), 4.85%, 3/15/2035	1,000,000	987,053
Union Electric Co., 3.90%, 4/1/2052	750,000	574,582
Union Electric Co., 5.25%, 1/15/2054	1,000,000	939,525
		16,195,237
Total Corporate Bonds and Notes
(Cost $174,452,875)		172,806,530

ASSET BACKED SECURITIES — 4.45%
American Airlines Pass Through Trust, Series 2021-1, Class B, 3.95%, 7/11/2030	685,000	659,428
Amur Equipment Finance Receivables LLC, Series 2022-1A, Class E, 5.02%, 12/20/2028 (a)	750,000	751,162
Amur Equipment Finance Receivables, Series 2022-2A, Class D, 7.25%, 5/21/2029 (a)	1,000,000	1,012,414
Amur Equipment Finance Receivables XIII LLC, Series 2024-2A, Class D, 5.97%, 10/20/2031 (a)	310,000	317,155
Dell Equipment Finance Trust, Series 2024-1, Class D, MTN, 6.12%, 9/23/2030 (a)	250,000	253,589

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/2031 (a)	$500,000	$504,813
Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.06%, 3/20/2031 (a)	500,000	511,589
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	1,000,000	997,042
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class C, 5.75%, 8/15/2028 (a)	155,344	155,446
Hilton Grand Vacations Trust, Series 2024-3, Class A, 4.98%, 8/27/2040 (a)	587,099	593,878
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 12/22/2031 (a)	1,000,000	1,012,610
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/2032 (a)	500,000	509,932
Mariner Finance Issuance Trust, Series 2024-A, Class A, 5.13%, 9/22/2036 (a)	2,000,000	2,027,630
NMEF Funding LLC, Series 2024-A, Class B, 5.32%, 12/15/2031 (a)	1,000,000	1,019,164
NMEF Funding LLC, Series 2024-A, Class A, 6.33%, 12/15/2031 (a)	500,000	513,022
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029 (a)	1,000,000	1,012,604
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	1,000,000	1,026,718
Pagaya AI Debt Grantor Trust, Series 2024-5A, Class A, 6.28%, 10/15/2031 (a)	226,802	227,896
Pagaya AI Debt Grantor Trust, Series 2025-1, Class B, 5.63%, 7/15/2032 (a)	$999,915	$1,007,709
Post Road Equipment Finance LLC, Series 2024-1A, Class C, MTN, 5.81%, 10/15/2030 (a)	160,000	162,375
SCF Equipment Leasing LLC, Series 2025-1A, Class D, 5.88%, 11/20/2035 (a)	500,000	517,996
Towd Point Asset Trust, Series 2021-SL1, Class A2, 4.49%, 11/20/2061 (TSFR1M + 81.4bps)(a),(b)	163,121	163,741
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030	602,214	575,837
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051 (a)	500,000	485,656

Total Asset Backed Securities
(Cost $15,878,534)		16,019,406

U.S. GOVERNMENT & AGENCIES — 34.98%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035	149,104	145,231
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038	539,344	546,423
Fannie Mae, Pool #MA4851, 5.00%, 11/1/2042	636,601	651,036
Fannie Mae, Pool #CA6707, 2.50%, 8/1/2050	787,552	684,254
Fannie Mae, Pool #BT1314, 2.50%, 7/1/2051	510,119	435,403
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051	1,462,924	1,244,283
Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051	753,746	645,615

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051	$808,452	$690,018
Fannie Mae, Pool #CB2670, 3.00%, 1/1/2052	806,236	715,671
Fannie Mae, Pool #CB2668, 3.00%, 1/1/2052	780,685	693,409
Fannie Mae, Pool #BU1320, 3.00%, 2/1/2052	359,532	319,660
Fannie Mae, Pool #CB3177, 3.50%, 3/1/2052	787,198	729,774
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052	1,378,934	1,325,028
Fannie Mae, Pool #MA4624, 3.00%, 6/1/2052	1,216,174	1,082,417
Fannie Mae, Pool #BV7899, 3.00%, 8/1/2052	1,269,301	1,128,261
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052	796,791	762,617
Fannie Mae, Pool #CB4818, 4.00%, 10/1/2052	1,964,811	1,879,629
Fannie Mae, Pool #MA4804, 4.00%, 11/1/2052	1,237,719	1,188,908
Fannie Mae, Pool #CB5536, 5.00%, 1/1/2053	1,565,756	1,575,067
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053	775,179	778,557
Fannie Mae, Pool #MA4941, 5.00%, 3/1/2053	663,971	669,717
Fannie Mae, Pool #MA5010, 5.50%, 5/1/2053	737,238	750,434
Fannie Mae, Pool #MA5009, 5.00%, 5/1/2053	813,127	816,586
Fannie Mae, Pool #MA5071, 5.00%, 7/1/2053	1,643,890	1,650,463
Fannie Mae, Pool #MA5191, 6.00%, 11/1/2053	$675,119	$694,953
Fannie Mae, Pool #MA5263, 4.00%, 1/1/2054	914,600	875,371
Fannie Mae, Pool #MA5246, 5.50%, 1/1/2054	1,622,679	1,649,500
Fannie Mae, Pool #MA5272, 6.00%, 2/1/2054	633,637	649,236
Fannie Mae, Pool #MA5295, 6.00%, 3/1/2054	1,337,622	1,372,417
Fannie Mae, Pool #MA5329, 6.50%, 4/1/2054	557,694	577,724
Fannie Mae, Pool #MA5416, 6.50%, 5/1/2054	429,563	439,331
Fannie Mae, Pool #MA5386, 4.50%, 6/1/2054	928,600	911,088
Fannie Mae, Pool #MA5493, 6.00%, 8/1/2054	652,687	660,185
Fannie Mae, Pool #MA5522, 6.50%, 9/1/2054	1,065,982	1,091,177
Fannie Mae, Pool #MA5498, 6.00%, 10/1/2054	1,479,314	1,515,840
Fannie Mae, Pool #MA5496, 5.00%, 10/1/2054	1,808,188	1,809,945
Fannie Mae, Pool #MA5587, 6.00%, 1/1/2055	1,156,903	1,184,865
Fannie Mae, Pool #MA5614, 5.50%, 2/1/2055	1,723,968	1,749,637
Fannie Mae, Pool #MA5615, 6.00%, 2/1/2055	1,519,793	1,556,526
Fannie Mae, Pool #MA5646, 5.50%, 3/1/2055	1,751,430	1,777,508

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Fannie Mae, Pool #MA5672, 5.00%, 4/1/2055	$952,504	$953,289
Fannie Mae Pool, 6.00%, 3/1/2055	1,550,543	1,588,020
Fannie Mae Pool, 5.50%, 6/1/2055	920,235	933,936
Fannie Mae Pool, 5.50%, 7/1/2055	927,416	941,225
Federal Farm Credit Bank, 2.13%, 5/21/2040	2,000,000	1,402,764
Federal Farm Credit Bank, 2.07%, 12/21/2040	500,000	341,876
Federal Farm Credit Banks Funding Corp., 5.24%, 9/19/2039	1,000,000	1,000,088
Federal Farm Credit Banks Funding Corp., 5.63%, 3/26/2040	1,000,000	999,708
Federal Farm Credit Banks Funding Corp., 5.42%, 12/18/2040	1,000,000	997,286
Federal Farm Credit Banks Funding Corp., 5.90%, 4/21/2045	2,000,000	2,003,355
Federal Home Loan Banks, 5.10%, 2/12/2035	1,000,000	1,000,571
Federal Home Loan Banks, 5.45%, 3/27/2036	1,000,000	1,000,492
Federal Home Loan Banks, 5.43%, 10/28/2039	1,000,000	998,415
Federal Home Loan Banks, 5.70%, 2/6/2040	1,000,000	1,000,215
Federal Home Loan Banks, 5.75%, 4/24/2040	1,000,000	999,597
Federal Home Loan Banks, 2.01%, 7/16/2040	1,000,000	700,147
Federal Home Loan Banks, 5.39%, 11/26/2040	1,000,000	995,513
Federal Home Loan Banks, 5.34%, 1/9/2041	1,000,000	998,888
Federal Home Loan Banks, 5.32%, 1/22/2041	1,000,000	998,784
Federal Home Loan Banks, 5.32%, 1/30/2041	$1,000,000	$998,820
Federal Home Loan Banks, 5.50%, 9/25/2042	1,000,000	999,429
Federal Home Loan Banks, 5.50%, 11/25/2044	1,000,000	1,000,595
Federal Home Loan Banks, 5.55%, 3/10/2045	1,000,000	1,003,125
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035	1,500,000	1,181,391
Freddie Mac, Pool #RD5138, 5.00%, 1/1/2033	381,447	388,011
Freddie Mac, Pool #SB8509, 2.00%, 1/1/2036	484,785	449,392
Freddie Mac, Pool #QO0931, 4.00%, 10/1/2037	457,339	451,599
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041	1,390,757	1,218,218
Freddie Mac, Pool #RB5182, 4.00%, 9/1/2042	686,067	678,566
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050	269,884	252,325
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050	596,336	557,536
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050	493,467	427,077
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051	665,272	575,363
Freddie Mac, Pool #QC5859, 3.00%, 8/1/2051	687,631	611,463
Freddie Mac, Pool #RA6945, 3.50%, 3/1/2052	2,274,601	2,108,563

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Freddie Mac, Pool #SD8257, 4.50%, 10/1/2052	$783,973	$771,615
Freddie Mac, Pool #SD8267, 5.00%, 11/1/2052	1,560,247	1,570,726
Freddie Mac, Pool #SD8288, 5.00%, 1/1/2053	791,856	795,346
Freddie Mac, Pool #QF5251, 5.50%, 1/1/2053	687,970	700,528
Freddie Mac, Pool #SD8297, 4.00%, 2/1/2053	1,690,477	1,616,840
Freddie Mac, Pool #SD2334, 5.00%, 2/1/2053	812,000	816,353
Freddie Mac, Pool #SD8305, 4.00%, 3/1/2053	826,300	792,907
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053	814,479	835,020
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053	817,017	820,493
Freddie Mac, Pool #SD8322, 4.50%, 5/1/2053	832,834	818,153
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053	844,553	848,926
Freddie Mac, Pool #QG3333, 5.00%, 5/1/2053	1,588,030	1,600,652
Freddie Mac, Pool #SD2856, 5.50%, 5/1/2053	738,356	752,620
Freddie Mac, Pool #SD8348, 5.00%, 8/1/2053	833,659	836,693
Freddie Mac, Pool #QG9607, 6.00%, 9/1/2053	1,464,154	1,501,511
Freddie Mac, Pool #SD8383, 5.50%, 12/1/2053	2,386,287	2,424,631
Freddie Mac, Pool #QH8694, 6.00%, 1/1/2054	997,264	1,024,145

	Principal Amount	Fair Value
Freddie Mac, Pool #SD5380, 5.50%, 4/1/2054	$824,983	$838,620
Freddie Mac, Pool #MA5416, 5.50%, 6/1/2054	797,630	809,639
Freddie Mac, Pool #MA5416, 6.00%, 7/1/2054	677,486	693,860
Freddie Mac, Pool #SD8454, 6.00%, 8/1/2054	701,977	718,943
Freddie Mac, Pool #SD8469, 5.50%, 10/1/2054	833,898	846,315
Freddie Mac, Pool #RE6151, 6.00%, 11/1/2054	629,743	637,546
Freddie Mac, Pool #SD8516, 6.00%, 3/1/2055	775,699	794,505
Freddie Mac Pool, 4.50%, 11/1/2054	1,901,782	1,866,509
Freddie Mac Pool, 5.00%, 11/1/2054	1,817,462	1,819,182
Freddie Mac Pool, 6.00%, 11/1/2054	742,088	760,411
Freddie Mac Pool, 5.50%, 12/1/2054	1,715,496	1,741,039
Freddie Mac Pool, 5.50%, 1/1/2055	1,717,785	1,743,362
Freddie Mac Pool, 5.50%, 2/1/2055	2,567,317	2,605,543
Freddie Mac Pool, 5.50%, 4/1/2055	1,775,291	1,801,724
Freddie Mac Pool, 5.00%, 9/1/2055	2,439,178	2,440,615
Freddie Mac Pool, 5.00%, 10/1/2055	985,252	985,833
Freddie Mac Pool, 5.50%, 10/1/2055	1,925,958	1,954,183
Freddie Mac Pool, 5.50%, 1/1/2056	1,997,978	2,027,259
Freddie Mac Pool, 5.00%, 2/1/2056	2,000,000	2,001,179
UMBS Fannie Mae Pool, 5.50%, 3/1/2054	1,303,322	1,323,375
UMBS Fannie Mae Pool, 5.00%, 12/1/2054	919,451	920,274

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
UMBS Fannie Mae Pool, 5.50%, 10/1/2055	$2,419,193	$2,454,647
United States Treasury Note, 4.88%, 10/31/2028	3,000,000	3,099,551

Total U.S. Government & Agencies
(Cost $126,377,984)		125,790,679

COLLATERALIZED LOAN OBLIGATIONS — 2.59%
Benefit Street Partners CLO Ltd., Series 2022-29A, Class BR, 5.17%, 1/25/2038 (TSFR3M + 150bps)(a),(b)	1,000,000	1,001,796
Benefit Street Partners CLO XXV Ltd., Series 21-25A, Class CR, 5.32%, 1/15/2035 (TSFR3M + 165bps)(a),(b)	1,000,000	1,001,376
Caryle US CLO Ltd., Series 2017-3, Class BR2, 5.45%, 10/21/2037 (TSFR3M + 178bps)(a),(b)	1,000,000	1,003,025
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1, 5.90%, 5/22/2039 (SOFR + 176.0bps)(a),(b)	1,556,122	1,556,122
Madison Park Funding LXVII Ltd., Series 67A, Class B, 5.72%, 4/25/2037 (TSFRM + 205.0bps)(a),(b)	1,000,000	1,001,871
Neuberger Berman CLO XXI Ltd., Series 2024-21A, Class BR3, 5.58%, 1/20/2039 (TSFR3M + 170bps)(a),(b)	1,000,000	1,003,007
Oaktree CLO Ltd., Series 2019-3, 5.25%, 1/20/2038 (TSFR3M + 138bps)(a),(b)	1,000,000	1,002,083

	Principal Amount	Fair Value
Rockford Tower CLO Ltd., Series 2019-2, Class CR2, 5.89%, 8/20/2032 (TSFR3M + 200bps)(a),(b)	$1,000,000	$1,001,516
Venture CLO Ltd., Series 2018-31A, Class C1, 5.88%, 4/20/2031 (TSFR3M + 221.2bps)(a),(b)	750,000	751,882

Total Collateralized Loan Obligations
(Cost $9,289,516)		9,322,678

	Shares
INVESTMENT COMPANIES — 2.84%
Exchange-Traded Funds — 2.84%
iShares Convertible Bond ETF	25,000	$2,588,000
iShares iBoxx $ High Yield Corporate Bond ETF	10,000	811,200
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,000	1,326,840
iShares US Preferred Stock ETF	35,000	1,109,150
SPDR Bloomberg Barclays Convertible Securities ETF	25,000	2,335,000
Vanguard Emerging Markets Government Bond ETF	30,000	2,029,800

Total Investment Companies
(Cost $9,722,599)		10,199,990

Total Investments — 92.92%
(Cost $335,721,508)		334,139,283
Other Assets in Excess of Liabilities — 7.08%		25,458,135
Net Assets — 100.00%		$359,597,418

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from

YORKTOWN MULTI-SECTOR BOND FUND

SCHEDULE OF INVESTMENTS, Continued

registration, normally to qualified institutional buyers. The total fair value of these securities as January 31, 2026 was $79,047,214, representing 21.98% of net assets.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

H15T5Y — 5 Year Treasury Rate

H15T10Y — 10 Year Treasury Rate

MTN — Medium Term Note

SOFR — Secured Overnight Financing Rate

SOFRIX — Secured Overnight Financing Rate Index

TSFR3M — Secured Overnight Financing Rate (3 Month)

USISDA05 — 5 Year Secured Overnight Financing Rate-linked mid-market interest rate swap rate

USISSO05 — 5 Year Secured Overnight Financing Rate-linked interest rate swap rate

USSW5 — USD 5 Year Swap Rate

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

SCHEDULE OF INVESTMENTS

January 31, 2026

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 39.66%
Communications — 1.69%
Alphabet, Inc., 4.38%, 11/15/2032	$1,000,000	$1,003,642
Meta Platforms, Inc., 4.60%, 11/15/2032	1,000,000	1,002,786
Uber Technologies Inc, 4.50%, 8/15/2029 (a)	1,000,000	997,778
		3,004,206
Consumer Discretionary — 4.55%
Ford Motor Credit Co., LLC, 5.13%, 11/5/2026	1,000,000	1,005,876
General Motors Financial Co., Inc., 1.50%, 6/10/2026	1,000,000	991,443
Hyundai Capital America, 4.55%, 9/26/2029 (a)	1,000,000	1,008,319
Lowe’s Cos, Inc., 4.00%, 10/15/2028	1,000,000	1,001,394
McDonald’s Corp., 4.80%, 8/14/2028	1,000,000	1,020,776
McDonald’s Corp., MTN, 5.00%, 5/17/2029	2,000,000	2,059,364
Royal Caribbean Cruises Ltd., 5.50%, 8/31/2026 (a)	1,000,000	1,001,068
		8,088,240
Consumer Staples — 2.29%
Albertsons Cos Inc / Safeway Inc /, 4.63%, 1/15/2027 (a)	1,000,000	999,893
Mars, Inc., 4.80%, 3/1/2030 (a)	2,000,000	2,044,001
Tyson Foods, Inc., 5.40%, 3/15/2029	1,000,000	1,035,438
		4,079,332
Financials — 12.96%
Air Lease Corp., 1.88%, 8/15/2026	500,000	494,262
Antares Holdings LP, 3.95%, 7/15/2026 (a)	1,500,000	1,495,650
Avolon Holdings Funding Ltd., 2.13%, 2/21/2026 (a)	801,000	799,907
Charles Schwab Corp./ The, 4.00%, 12/31/2049 (H15T5Y + 316.80bps)(b)	$1,000,000	$996,475
Citigroup, Inc., 4.66%, 6/9/2027 (SOFR + 77.0bps)(b)	1,000,000	1,001,176
CNO Global Funding, 1.75%, 10/7/2026 (a)	500,000	492,481
Goldman Sachs Group, Inc. (The), 4.54%, 3/9/2027 (SOFR + 81.0bps)(b)	1,000,000	1,000,752
Goldman Sachs Group, Inc. (The), 4.51%, 10/21/2027 (SOFR + 92.0bps)(b)	2,000,000	2,006,166
HSBC Holdings PLC, 5.54%, 11/19/2030 (SOFR + 129bps)(b)	2,000,000	2,027,051
ING Groep NV, 4.91%, 4/1/2027 (SOFR + 101.0bps)(b)	2,000,000	2,002,155
Jackson National Life Global Funding, 4.60%, 10/1/2029 (a)	1,000,000	1,003,394
JPMorgan Chase & Co., 4.83%, 4/22/2027 (SOFR + 88.5bps)(b)	2,000,000	2,003,018
JPMorgan Chase & Co., 5.00%, 2/24/2028 (SOFR + 118.0bps)(b)	1,000,000	1,007,281
JPMorgan Chase Bank NA, 5.11%, 12/8/2026	1,000,000	1,010,759
Morgan Stanley Bank NA, 4.58%, 7/14/2028 (SOFR + 94bps)(b)	1,500,000	1,510,849
Nomura Holdings, Inc., 1.65%, 7/14/2026	1,000,000	989,739
Principal Life Global Funding II, MTN, 1.50%, 11/17/2026 (a)	1,000,000	981,903
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026 (a)	1,000,000	984,933
Societe Generale SA, MTN, 1.79%, 6/9/2027 (H15T5Y + 100.0bps)(a),(b)	1,000,000	991,363

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Voya Financial, Inc., 3.65%, 6/15/2026	$250,000	$249,709
		23,049,023
Industrials — 4.50%
Ashtead Capital, Inc., 1.50%, 8/12/2026 (a)	1,000,000	985,167
BWX Technologies Inc, 4.13%, 6/30/2028 (a)	500,000	492,993
Caterpillar Financial Services Corp., 4.40%, 3/3/2028	3,000,000	3,037,710
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026 (a)	1,000,000	991,616
Triton Container International Ltd., 2.05%, 4/15/2026 (a)	1,000,000	995,715
Vertiv Group Corp., 4.13%, 11/15/2028 (a)	500,000	492,713
Vontier Corp., 1.80%, 4/1/2026	1,000,000	995,836
		7,991,750
Materials — 2.22%
Berry Global, Inc., 1.65%, 1/15/2027	2,000,000	1,957,386
Sealed Air Corp., 1.57%, 10/15/2026 (a)	1,000,000	983,415
Sherwin-Williams Co. (The), 4.55%, 3/2/2028	1,000,000	1,013,006
		3,953,807
Real Estate — 0.28%
American Tower Corp., 1.60%, 4/15/2026	500,000	497,658

Technology — 5.23%
Booz Allen Hamilton, Inc., 3.88%, 9/1/2028 (a)	1,000,000	983,975
DXC Technology Co., 1.80%, 9/15/2026	286,000	282,065
Global Payments, Inc., 4.80%, 4/1/2026	1,000,000	1,001,047
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	1,500,000	1,511,305
International Business Machines Corp., 4.80%, 2/10/2030	1,000,000	1,023,198
Jabil, Inc., 1.70%, 4/15/2026	$1,000,000	$995,450
Leidos, Inc., 4.38%, 5/15/2030	1,000,000	999,505
Marvell Technology, Inc., 1.65%, 4/15/2026	1,000,000	995,102
Oracle Corp., 4.80%, 8/3/2028	1,000,000	1,007,126
Wipro IT Services LLC, 1.50%, 6/23/2026 (a)	500,000	494,654
		9,293,427
Utilities — 5.94%
Ameren Corp., 1.95%, 3/15/2027	500,000	489,315
Black Hills Corp., 4.55%, 1/31/2031	1,000,000	999,823
Duke Energy Corp., 4.30%, 3/15/2028	1,000,000	1,006,834
Enel Finance International NV, 1.63%, 7/12/2026 (a)	1,000,000	989,376
Georgia Power Co., 4.55%, 3/15/2030	1,000,000	1,015,377
Liberty Utilities Co., 5.58%, 1/31/2029 (a)	1,000,000	1,031,953
National Rural Utilities Cooperative Finance Corp., 4.30%, 12/10/2030	1,500,000	1,498,737
NextEra Energy Capital Holdings, Inc., 1.88%, 1/15/2027	1,000,000	981,999
NSTAR Electric Co., 4.85%, 3/1/2030	2,000,000	2,048,598
Wisconsin Electric Power Co., 4.15%, 10/15/2030	500,000	498,525
		10,560,537
Total Corporate Bonds and Notes
(Cost $70,247,743)		70,517,980

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
ASSET BACKED SECURITIES — 7.73%
Air Canada Pass Through Trust, Series 2020-2, Class A, 5.25%, 10/1/2030 (a)	$143,394	$146,489
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 10/1/2026	1,392,046	1,387,432
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/2031 (a)	230,182	233,085
BHG Securitization Trust, Series 2024-1A, Class A, 5.81%, 4/17/2035 (a)	89,791	92,230
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.28%, 5/10/2029	1,000,000	1,028,071
Dell Equipment Finance Trust, Series 2023-2, Class C, 6.06%, 1/22/2029 (a)	523,000	524,871
Dllad LLC, Series 2024-1A, Class A3, 5.30%, 7/20/2029 (TSFR3M + 181.2bps)(a),(b)	1,000,000	1,021,206
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/2029	978,425	994,305
GreatAmerica Leasing Receivables Funding, Series 2024-2, Class C, 5.28%, 5/17/2032 (a)	1,000,000	1,022,782
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	247,952	250,118
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/2031 (a)	500,000	505,455
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051 (a)	396,734	378,800
Kubota Credit Owner Trust, Series 2024-1A, Class A4, MTN, 5.20%, 1/15/2030 (a)	$1,000,000	$1,023,490
Navient Student Loan Trust, Series 2018-BA, Class A2A, 3.61%, 12/15/2059 (a)	2,109	2,108
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/2029 (a)	124,890	125,431
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029 (a)	1,008,000	1,020,705
Octane Receivables Trust, Series RVM1, Class A, 5.01%, 1/22/2046 (a)	610,016	622,354
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, MTN, 5.59%, 11/15/2029 (a)	58,852	59,153
Post Road Equipment Finance LLC, Series 2025-1A, Class D, 5.43%, 5/15/2031 (a)	500,000	508,656
SCF Equipment Leasing LLC, Series 2025-1A, Class C, 5.37%, 9/20/2034 (a)	500,000	516,181
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 4.28%, 6/15/2039 (TSFR3M + 55.2bps)(b)	64,653	62,457
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049 (a)	685,000	682,724
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028	551,492	537,950
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 4/15/2029	325,606	333,921

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Verdant Receivables LLC, Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	$660,534	$671,608

Total Asset Backed Securities
(Cost $13,586,942)		13,751,582

U.S. GOVERNMENT & AGENCIES — 47.57%
Fannie Mae, Pool #FM7007, 4.00%, 10/1/2033	507,241	507,708
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035	728,884	715,299
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035	187,576	179,624
Fannie Mae, Pool #MA4797, 4.00%, 11/1/2037	574,638	567,898
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038	539,344	546,423
Fannie Mae, Pool #CA8902, 2.50%, 2/1/2041	635,561	576,409
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041	667,458	586,697
Fannie Mae, Pool #MA4961, 5.00%, 3/1/2043	674,151	687,783
Fannie Mae, Pool #MA4988, 5.00%, 4/1/2043	613,694	626,104
Fannie Mae, Pool #BM4676, 4.00%, 10/1/2048	712,651	695,130
Fannie Mae, Pool #CA5970, 2.50%, 6/1/2050	658,492	560,689
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050	550,981	475,676
Fannie Mae, Pool #FM7195, 2.50%, 9/1/2050	720,726	614,027
Fannie Mae, Pool #CB0397, 3.00%, 5/1/2051	$585,311	$523,850
Fannie Mae, Pool #FM8361, 2.50%, 8/1/2051	594,535	509,339
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052	1,428,947	1,373,086
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052	796,791	762,617
Fannie Mae, Pool #QE9380, 4.50%, 9/1/2052	771,952	759,784
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053	775,179	778,557
Fannie Mae, Pool #MA4970, 6.00%, 2/1/2053	780,986	789,956
Fannie Mae, Pool #BX7767, 5.50%, 3/1/2053	1,438,647	1,464,692
Fannie Mae, Pool #MA5054, 4.00%, 6/1/2053	859,679	822,275
Fannie Mae, Pool #FS5779, 5.50%, 9/1/2053	789,826	806,389
Fannie Mae, Pool #MA5165, 5.50%, 10/1/2053	1,523,789	1,549,672
Fannie Mae, Pool #FS6679, 6.00%, 12/1/2053	758,434	780,412
Fannie Mae, Pool #DB3808, 6.00%, 5/1/2054	872,016	895,923
Fannie Mae, Pool #MA5445, 6.00%, 8/1/2054	1,400,683	1,434,925
Fannie Mae, Pool #MA5615, 6.00%, 2/1/2055	759,897	778,263
Fannie Mae, Pool #MA5700, 5.50%, 5/1/2055	1,316,137	1,335,734
Fannie Mae Pool, 4.00%, 5/1/2052	1,171,696	1,124,620

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Fannie Mae Pool, 5.00%, 9/1/2054	$916,006	$916,760
Fannie Mae Pool, 6.00%, 10/1/2054	1,210,691	1,240,233
Fannie Mae Pool, 4.50%, 5/1/2055	958,386	940,313
Fannie Mae Pool, 6.00%, 6/1/2055	871,100	892,154
Fannie Mae Pool, 4.00%, 7/1/2055	1,462,758	1,398,492
Federal Farm Credit Banks Funding Corp., 4.89%, 9/12/2033	1,000,000	999,925
Federal Farm Credit Banks Funding Corp., 5.60%, 8/5/2039	1,000,000	1,000,939
Federal Farm Credit Banks Funding Corp., 5.42%, 12/18/2040	1,000,000	997,286
Federal Farm Credit Banks Funding Corp., 5.37%, 8/26/2044	2,000,000	1,996,380
Federal Farm Credit Banks Funding Corp., 5.74%, 3/6/2045	2,000,000	2,001,585
Federal Farm Credit Banks Funding Corp., 5.90%, 4/21/2045	1,000,000	1,001,677
Federal Farm Credit Banks Funding Corp., 5.93%, 5/1/2045	2,000,000	2,009,686
Federal Farm Credit Banks Funding Corp., 5.49%, 9/23/2049	1,000,000	999,157
Federal Home Loan Banks, 5.07%, 1/23/2030	1,000,000	1,000,080
Federal Home Loan Banks, 5.15%, 6/4/2038	500,000	499,130
Federal Home Loan Banks, 5.44%, 9/23/2039	500,000	499,463
Federal Home Loan Banks, 5.00%, 10/28/2039	300,000	300,070
Federal Home Loan Banks, 5.70%, 2/6/2040	1,500,000	1,500,322
Federal Home Loan Banks, 5.24%, 2/27/2040	1,000,000	1,022,414
Federal Home Loan Banks, 5.75%, 2/27/2040	$1,000,000	$1,001,404
Federal Home Loan Banks, 5.34%, 1/9/2041	1,000,000	998,888
Federal Home Loan Banks, 5.50%, 9/25/2042	1,000,000	999,429
Federal Home Loan Banks, 5.50%, 11/25/2044	1,000,000	1,000,595
Federal Home Loan Banks, 5.90%, 2/27/2045	1,000,000	1,001,506
Federal Home Loan Banks, 5.94%, 5/8/2045	1,500,000	1,507,176
Federal Home Loan Banks, 5.40%, 11/29/2049	1,000,000	1,015,495
Freddie Mac, Pool #SB8229, 4.50%, 5/1/2038	1,256,980	1,260,511
Freddie Mac, Pool #QA5121, 2.50%, 12/1/2049	801,475	689,272
Freddie Mac, Pool #SD8230, 4.50%, 6/1/2052	734,303	722,804
Freddie Mac, Pool #SD1087, 3.50%, 6/1/2052	767,218	713,620
Freddie Mac, Pool #QE2792, 4.00%, 6/1/2052	856,394	823,311
Freddie Mac, Pool #SD2322, 4.50%, 9/1/2052	811,767	798,369
Freddie Mac, Pool #QE9380, 5.00%, 9/1/2052	712,616	715,904
Freddie Mac, Pool #SD8306, 4.50%, 2/1/2053	826,853	812,457
Freddie Mac, Pool #QG1666, 5.00%, 3/1/2053	796,636	803,765
Freddie Mac, Pool #QF8790, 5.50%, 3/1/2053	825,733	841,270

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053	$814,479	$835,020
Freddie Mac, Pool #SD3437, 5.00%, 4/1/2053	1,632,503	1,641,124
Freddie Mac, Pool #SD2757, 5.00%, 5/1/2053	784,431	791,220
Freddie Mac, Pool #SD8329, 5.00%, 6/1/2053	819,407	$822,683
Freddie Mac, Pool #SD8357, 4.00%, 8/1/2053	879,360	841,757
Freddie Mac, Pool #SD8373, 6.00%, 10/1/2053	1,334,786	1,369,048
Freddie Mac, Pool #SD8408, 5.50%, 3/1/2054	1,946,877	1,976,386
Freddie Mac, Pool #SD5083, 5.50%, 3/1/2054	782,300	795,230
Freddie Mac, Pool #SD8421, 6.00%, 4/1/2054	687,585	705,737
Freddie Mac, Pool #SD8431, 5.50%, 5/1/2054	795,949	807,973
Freddie Mac, Pool #SD8453, 5.50%, 8/1/2054	1,633,722	1,658,154
Freddie Mac, Pool #SD8516, 6.00%, 3/1/2055	1,163,548	1,191,758
Freddie Mac Pool, 5.00%, 11/1/2054	1,291,705	1,292,769
Freddie Mac Pool, 5.00%, 11/1/2054	908,731	909,591
Freddie Mac Pool, 5.00%, 5/1/2055	957,340	958,129
Freddie Mac Pool, 5.00%, 10/1/2055	985,252	985,833
UMBS Fannie Mae Pool, 4.50%, 5/1/2054	1,830,410	1,795,891
UMBS Fannie Mae Pool, 5.00%, 2/1/2055	1,394,880	1,396,029
United States Treasury Note/Bond, 4.38%, 11/30/2028	$3,000,000	$3,061,992

Total U.S. Government & Agencies
(Cost $84,503,809)		84,587,727

COLLATERALIZED LOAN OBLIGATIONS — 1.97%
Benefit Street Partners CLO XXV Ltd., Series 21-25A, Class A2R, 4.87%, 1/15/2035 (TSFR3M + 120bps)(a),(b)	1,000,000	998,131
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, 5.01%, 4/22/2038 (TSFR3M + 115.0bps)(a),(b)	500,000	499,746
ICG US CLO Ltd., Series 2014-1A, Class A1, 5.13%, 10/20/2034 (TSFR3M + 146.2bps)(a),(b)	1,000,000	1,001,304
Oaktree CLO Ltd., Series 2019-3, 5.05%, 1/20/2038 (TSFR3M + 138.0bps)(a),(b)	1,000,000	1,002,916

Total Collateralized Loan Obligations
(Cost $3,500,000)		3,502,097

Total Investments — 96.93%
(Cost $171,838,494)		172,359,386
Other Assets in Excess of Liabilities — 3.07%		5,452,940
Net Assets — 100.00%		$177,812,326

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as January 31, 2026 was $34,151,810, representing 19.21% of net assets.

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

H15T5Y— 5 Year Treasury Rate

MTN— Medium Term Note

SOFR— Secured Overnight Financing Rate

TSFR3M— Secured Overnight Financing Rate (3 Month)

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

SCHEDULE OF INVESTMENTS

January 31, 2026

	Shares	Fair Value
COMMON STOCKS — 98.50%
Communications — 1.88%
Grab Holdings Ltd., Class A(a)	52,000	$223,600
Upwork, Inc.(a)	21,900	438,657
		662,257
Consumer Discretionary — 13.03%
Axon Enterprise, Inc.(a)	775	374,775
Boot Barn Holdings, Inc.(a)	2,550	455,124
Boyd Gaming Corp.	2,700	228,258
Bright Horizons Family Solutions, Inc.(a)	740	68,546
Cavco Industries, Inc.(a)	800	393,616
Churchill Downs, Inc.	2,850	280,326
DraftKings, Inc., Class A(a)	9,960	273,999
FirstCash Holdings, Inc.	2,650	451,825
Group 1 Automotive, Inc.	690	244,439
Interface, Inc.	7,225	227,371
Liquidity Services, Inc.(a)	4,600	147,200
NIQ Global Intelligence plc(a)	17,550	298,174
SharkNinja, Inc.(a)	3,500	413,700
Sportradar Group AG(a)	13,600	246,296
Texas Roadhouse, Inc.	1,330	239,214
Universal Technical Institute, Inc.(a)	8,450	235,164
		4,578,027
Consumer Staples — 2.51%
Chefs’ Warehouse, Inc. (The)(a)	7,050	443,445
elf Beauty, Inc.(a)	2,650	225,224
Performance Food Group Co.(a)	2,250	214,762
		883,431
Energy — 3.21%
Kodiak Gas Services Inc	7,500	315,075
Par Pacific Holdings, Inc.(a)	9,900	373,626
Range Resources Corp.	5,400	204,390
Select Water Solutions, Inc., Class A	19,450	235,151
		1,128,242
Financials — 17.03%
Bancorp, Inc. (The)(a)	4,300	255,592
Brookfield Asset Management Ltd.	5,637	280,215
Enova International, Inc.(a)	2,250	$371,633
Freedom Holding Corp.(a)	3,700	457,690
Goosehead Insurance, Inc., Class A(a)	5,050	312,292
Kinsale Capital Group, Inc.	660	261,281
LPL Financial Holdings, Inc.	2,300	838,350
Marex Group PLC(a)	5,900	232,932
NerdWallet, Inc., Class A(a)	15,100	182,106
Palomar Holdings, Inc.(a)	2,000	247,180
Robinhood Markets, Inc., Class A(a)	12,300	1,223,604
Root Inc, Class A(a)	1,750	108,727
Seacoast Banking Corp. of Florida	9,250	309,320
SmartFinancial, Inc.(a)	6,750	269,460
StoneX Group, Inc.(a)	3,300	370,458
Velocity Financial, Inc.(a)	13,000	263,770
		5,984,610
Health Care — 8.60%
ACADIA Pharmaceuticals, Inc.(a)	12,050	302,816
Ensign Group, Inc. (The)	2,100	360,486
Guardant Health, Inc.(a)	5,550	632,922
Insmed, Inc.(a)	5,850	917,690
iRadimed Corporation(a)	2,250	220,230
Progyny, Inc.(a)	11,500	274,505
Rhythm Pharmaceuticals Inc(a)	3,050	312,686
		3,021,335
Industrials — 24.46%
AeroVironment, Inc.(a)	1,994	555,110
Argan, Inc.	670	232,564
AZZ, Inc.	3,750	466,087
Badger Meter, Inc.	1,650	241,857
Cactus, Inc., Class A	6,950	390,798
CECO Environmental Corp.(a)	3,200	215,776
Construction Partners, Inc., Class A(a)	4,800	527,424
CSW Industrials, Inc.	1,300	350,974
Evolv Technologies Holdings, Inc.(a)	35,900	222,221
Gorman-Rupp Company (The)	4,300	234,307
Herc Holdings, Inc.	1,700	243,678

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
IES Holdings, Inc.(a)	940	$357,473
Installed Building Products, Inc.	1,600	461,024
Itron, Inc.(a)	3,000	297,240
Kadant, Inc.	1,425	457,482
Kratos Defense & Security Solutions, Inc.(a)	6,200	638,662
Mueller Industries, Inc.	6,650	905,331
Napco Security Technologies Inc(a)	9,900	365,211
Primoris Services Corp.	2,050	303,912
RBC Bearings, Inc.(a)	970	484,680
V2X, Inc.(a)	5,400	371,682
WESCO International, Inc.	950	274,959
		8,598,452
Materials — 4.10%
Balchem Corp.	2,500	425,425
Hawkins, Inc.	1,450	188,862
Ramaco Resources, Inc., Class A	19,150	373,616
Tecnoglass, Inc.(a)	4,050	198,086
United States Lime & Minerals, Inc.	2,100	253,113
		1,439,102
Real Estate — 1.17%
Hannon Armstrong Sustainable Infrastructure	12,000	412,920

Technology — 22.51%
ACM Research, Inc., Class A(a)	13,300	772,996
Alignment Healthcare, Inc.(a)	12,300	277,119
Allegro Microsystems, Inc.(a)	11,300	417,083
Calix, Inc.(a)	9,000	402,030
CyberArk Software Ltd.(a)	950	409,288
Dlocal Ltd., Class A(a)	35,400	476,484
Globant SA(a)	4,700	314,336
Intapp, Inc.(a)	6,600	224,070
IREN Ltd.(a)	9,450	507,843
NCR Atleos Corp.(a)	10,400	387,920
Nova Ltd.(a)	1,800	824,112
Pagseguro Digital Ltd., Class A(a)	37,800	425,250
PDF Solutions, Inc.(a)	6,850	218,172
Procore Technologies, Inc.(a)	4,100	$231,609
Rambus, Inc.(a)	7,000	796,810
Riot Platforms, Inc.(a)	17,100	264,537
Super Micro Computer, Inc.(a)	8,700	253,257
UiPath, Inc., Class A(a)	17,250	217,178
Zeta Global Holdings Corp., Class A(a)	11,800	219,244
ZoomInfo Technologies, Inc., Class A(a)	33,950	273,298
		7,912,636
Total Common Stocks
(Cost $23,786,697)		34,621,012

Total Investments — 98.50%
(Cost $23,786,697)		34,621,012
Other Assets in Excess of Liabilities — 1.50%		527,358
Net Assets — 100.00%		$35,148,370

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Assets and Liabilities

January 31, 2026

	Growth Fund	Multi- Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Assets:
Investments at value (identified cost of $54,442,321, $335,721,508, $171,838,494 and $23,786,697, respectively)	$97,308,401	$334,139,283	$172,359,386	$34,621,012

Total investments	97,308,401	334,139,283	172,359,386	34,621,012

Cash	567,017	17,796,469	4,175,571	560,449
Dividends and interest receivable	15,428	3,059,935	1,421,046	7,135
Receivable for securities sold	—	336,980	—	—
Reclaims receivable	14,659	50,409	—	—
Receivable for shareholder purchases	3,238	4,567,889	73,787	2,462
Other assets	33,892	57,645	40,755	17,958
Total assets	97,942,635	360,008,610	178,070,545	35,209,016

Liabilities:
Payable for shareholder redemptions	11,408	85,870	65,471	8,067
Accrued distribution fees	34,761	96,325	41,078	9,024
Accrued advisory fees	75,905	123,831	81,227	18,463
Accrued accounting service and transfer agent fees	16,171	35,320	22,252	11,443
Other accrued expenses	23,405	69,846	48,191	13,649
Total liabilities	161,650	411,192	258,219	60,646

Net assets	$97,780,985	$359,597,418	$177,812,326	$35,148,370

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Growth Fund	Multi- Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Institutional Class: Shares outstanding	2,115,802	25,459,330	23,824,889	1,317,161
Net assets	$48,570,295	$236,636,069	$101,039,187	$23,463,972
Net asset value per share	$22.96	$9.29	$4.24	$17.81
Class A: Shares outstanding	415,901	2,233,786	1,672,581	106,647
Net assets	$8,793,291	$19,456,250	$6,591,465	$1,857,935
Net asset value per share	$21.14	$8.71	$3.94	$17.42
Maximum offering price per share(a)	$22.43	$9.24	$4.03	$18.48
Class L: Shares outstanding	2,786,142	12,720,712	19,908,704	609,621
Net assets	$40,417,399	$102,103,922	$70,181,674	$9,826,463
Net asset value per share	$14.51	$8.03	$3.53	$16.12
Class C: Shares outstanding		179,060
Net assets		$1,401,177
Net asset value per share		$7.83

Net assets consist of:
Paid-in capital	$56,831,466	$576,275,032	$201,692,589	$28,257,012
Accumulated earnings (deficit)	40,949,519	(216,677,614)	(23,880,263)	6,891,358

Net assets applicable to outstanding shares of beneficial interest	$97,780,985	$359,597,418	$177,812,326	$35,148,370

(a)	Based on maximum initial sales charge of 5.75% (2.25% for the Short Term Bond Fund).

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Operations

For the Year Ended January 31, 2026

	Growth Fund	Multi- Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Investment income
Dividends (net of foreign taxes withheld of $55,463, $—, $— and $—, respectively)	$561,614	$169,736	$—	$220,884
Interest	43,528	18,567,203	8,448,819	23,177
Total income	605,142	18,736,939	8,448,819	244,061
Expenses
Investment advisory fees	822,800	1,438,087	1,305,970	279,627
Distribution fees
Class A	—	105,257	—	4,757
Class L	375,347	1,067,725	556,451	99,140
Class C	—	24,949	—	—
Transfer agent fees	108,094	327,967	185,521	75,994
Accounting service fees	80,208	114,933	88,715	74,908
Registration fees	50,720	73,378	55,524	49,569
Professional fees	22,614	63,715	35,626	14,385
Custodial fees	11,342	38,465	21,920	2,991
Trustee fees	11,306	42,184	24,668	3,468
Insurance	10,964	38,070	21,730	3,527
Shareholder reports	10,782	24,086	15,001	6,728
Line of credit fees	5,658	26,413	13,464	—
Interest expense	145	—	2,882	455
Miscellaneous	39,379	163,543	96,760	35,287
Total operating expenses	1,549,359	3,548,772	2,424,232	650,836
Less expenses waived by investment adviser	(99,781)	—	(377,465)	(126,972)
Net operating expenses	1,449,578	3,548,772	2,046,767	523,864
Net investment income (loss)	(844,436)	15,188,167	6,402,052	(279,803)
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) from security transactions	(163,630)	(7,034,714)	(2,392,525)	1,044,512
Net realized gain (loss) from foreign currency	(1,608)	—	—	97
Change in unrealized appreciation on investments	9,960,834	14,249,554	5,690,412	718,194
Change in unrealized appreciation on foreign currency	1,552	—	—	131
Net realized and change in unrealized gain on investments	9,797,148	7,214,840	3,297,887	1,762,934
Net increase in net assets resulting from operations	$8,952,712	$22,403,007	$9,699,939	$1,483,131

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Changes in Net Assets

	Growth Fund		Multi-Sector Bond Fund
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
Operations:
Net investment income (loss)	$(844,436)	$(294,945)	$15,188,167	$13,387,892
Net realized gain (loss) from security transactions and foreign currency	(165,238)	2,919,138	(7,034,714)	(2,251,072)
Change in unrealized appreciation on investments and foreign currency	9,962,386	9,407,141	14,249,554	4,093,753
Net increase in net assets resulting from operations	8,952,712	12,031,334	22,403,007	15,230,573
Distributions:
From earnings:
Institutional Class	—	(178,621)	(9,987,262)	(7,324,346)
Class A	—	(33,892)	(890,923)	(1,042,749)
Class L	—	—	(4,370,764)	(4,783,013)
Class C			(109,624)	(198,654)
	—	(212,513)	(15,358,573)	(13,348,762)
Capital Transactions — Institutional Class:
Proceeds from shares sold	5,986,602	16,274,746	94,268,121	73,956,417
Reinvestment of distributions	—	178,004	9,161,475	6,897,770
Amount paid for shares redeemed	(12,110,807)	(5,524,446)	(66,096,909)	(34,051,991)
Total Institutional Class	(6,124,205)	10,928,304	37,332,687	46,802,196
Capital Transactions — Class A:
Proceeds from shares sold	396,424	641,775	1,588,483	2,254,152
Reinvestment of distributions	—	32,768	756,676	856,909
Amount paid for shares redeemed	(1,137,192)	(5,842,976)	(6,664,667)	(6,838,763)
Total Class A	(740,768)	(5,168,433)	(4,319,508)	(3,727,702)
Capital Transactions — Class L:
Proceeds from shares sold	2,760,001	3,476,804	9,992,953	13,651,177
Reinvestment of distributions	—	—	3,884,943	4,314,684
Amount paid for shares redeemed	(3,986,083)	(4,957,630)	(25,307,556)	(30,411,976)
Total Class L	(1,226,082)	(1,480,826)	(11,429,660)	(12,446,115)
Capital Transactions — Class C:
Proceeds from shares sold			4,200	92,725
Reinvestment of distributions			63,318	98,191
Amount paid for shares redeemed			(2,614,596)	(1,717,363)
Total Class C			(2,547,078)	(1,526,447)
Net increase (decrease) in net assets resulting from capital share transactions	(8,091,055)	4,279,045	19,036,441	29,101,932
Total increase in net assets	861,657	16,097,866	26,080,875	30,983,743

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Growth Fund		Multi-Sector Bond Fund
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
Net Assets
Beginning of year	$96,919,328	$80,821,462	$333,516,543	$302,532,800
End of year	$97,780,985	$96,919,328	$359,597,418	$333,516,543

Share Transactions — Institutional Class:
Shares sold	285,556	823,638	10,277,808	8,145,721
Shares issued in reinvestment of distributions	—	9,036	1,000,214	764,016
Shares redeemed	(615,256)	(280,513)	(7,171,476)	(3,765,275)
Total Institutional Class	(329,700)	552,161	4,106,546	5,144,462
Share Transactions — Class A:
Shares sold	20,798	35,779	185,724	261,270
Shares issued in reinvestment of distributions	—	1,806	88,042	100,921
Shares redeemed	(64,430)	(319,017)	(775,954)	(803,596)
Total Class A	(43,632)	(281,432)	(502,188)	(441,405)
Share Transactions — Class L:
Shares sold	212,916	276,487	1,256,368	1,729,589
Shares issued in reinvestment of distributions	—	—	489,374	548,065
Shares redeemed	(307,121)	(395,800)	(3,186,864)	(3,858,625)
Total Class L	(94,205)	(119,313)	(1,441,122)	(1,580,971)
Share Transactions — Class C:
Shares sold			545	11,953
Shares issued in reinvestment of distributions			8,188	12,782
Shares redeemed			(338,617)	(222,538)
Total Class C			(329,884)	(197,803)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Short Term Bond Fund		Small Cap Fund
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
Operations:
Net investment income (loss)	$6,402,052	$6,655,019	$(279,803)	$(196,697)
Net realized gain (loss) from security transactions and foreign currency	(2,392,525)	(2,774,733)	1,044,609	3,451,155
Change in unrealized appreciation on investments and foreign currency	5,690,412	6,043,531	718,325	130,074
Net increase in net assets resulting from operations	9,699,939	9,923,817	1,483,131	3,384,532
Distributions:
From earnings:
Institutional Class	(3,217,221)	(3,019,519)	—	—
Class A	(254,998)	(248,781)	—	—
Class L	(2,992,137)	(3,433,917)	—	—
	(6,464,356)	(6,702,217)	—	—
Capital Transactions — Institutional Class:
Proceeds from shares sold	30,970,531	28,596,831	9,785,507	5,876,461
Reinvestment of distributions	3,121,430	2,909,964	—	—
Amount paid for shares redeemed	(25,630,495)	(56,472,553)	(6,181,628)	(8,053,739)
Total Institutional Class	8,461,466	(24,965,758)	3,603,879	(2,177,278)
Capital Transactions — Class A:
Proceeds from shares sold	307,789	1,024,224	96,607	59,127
Reinvestment of distributions	253,931	247,908	—	—
Amount paid for shares redeemed	(1,891,796)	(2,300,058)	(387,191)	(222,898)
Total Class A	(1,330,076)	(1,027,926)	(290,584)	(163,771)
Capital Transactions — Class L:
Proceeds from shares sold	10,032,289	19,772,571	1,300,860	719,787
Reinvestment of distributions	2,886,064	3,276,574	—	—
Amount paid for shares redeemed	(56,202,447)	(47,154,139)	(1,962,912)	(1,684,451)
Total Class L	(43,284,094)	(24,104,994)	(662,052)	(964,664)
Net increase (decrease) in net assets resulting from capital share transactions	(36,152,704)	(50,098,678)	2,651,243	(3,305,713)
Total increase (decrease) in net assets	(32,917,121)	(46,877,078)	4,134,374	78,819

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Short Term Bond Fund		Small Cap Fund
	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025	For the Year Ended January 31, 2026	For the Year Ended January 31, 2025
Net Assets
Beginning of year	$210,729,447	$257,606,525	$31,013,996	$30,935,177
End of year	$177,812,326	$210,729,447	$35,148,370	$31,013,996

Share Transactions — Institutional Class:
Shares sold	7,386,493	6,946,963	560,406	369,578
Shares issued in reinvestment of distributions	745,346	708,042	—	—
Shares redeemed	(6,127,380)	(13,683,933)	(380,700)	(513,340)
Total Institutional Class	2,004,459	(6,028,928)	179,706	(143,762)
Share Transactions — Class A:
Shares sold	79,332	264,523	5,792	3,838
Shares issued in reinvestment of distributions	65,194	64,671	—	—
Shares redeemed	(486,827)	(600,696)	(23,471)	(14,330)
Total Class A	(342,301)	(271,502)	(17,679)	(10,492)
Share Transactions — Class L:
Shares sold	2,868,365	5,709,915	84,387	49,084
Shares issued in reinvestment of distributions	826,114	949,031	—	—
Shares redeemed	(16,064,926)	(13,630,419)	(124,222)	(114,534)
Total Class L	(12,370,447)	(6,971,473)	(39,835)	(65,450)

The accompanying notes are an integral part of these financial statements.

Yorktown Growth Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Year Ended January 31,
	2026	2025	2024	2023	2022
For a share outstanding throughout each year
Net asset value, beginning of year	$20.59	$17.95	$16.48	$17.92	$19.69
Income from investment operations
Net investment income (loss)(1)	(0.11)	0.01	0.04	— (2)	(0.07)
Net realized and unrealized gain (loss) on investments	2.48	2.70	1.43	(1.44)	0.82
Total income (loss) from investment operations	2.37	2.71	1.47	(1.44)	0.75

Distributions
From net investment income	—	(0.07)	—	—	—
From net realized gain on security transactions	—	—	—	—	(2.52)
Total distributions	—	(0.07)	—	—	(2.52)
Net asset value, end of year	$22.96	$20.59	$17.95	$16.48	$17.92

Total return	11.51%	15.14%	8.92%	(8.04)%	2.45%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$48,570	$50,352	$33,985	$29,704	$26,805
Ratio of expenses to average net assets before waivers	1.28%	1.31%	1.49%	1.46%	1.37%
Ratio of net expenses to average net assets	1.17%	1.00%	1.01%	1.00%	1.04%
Ratio of net investment income (loss) to average net assets	(0.51)%	0.06%	0.21%	0.01%	(0.33)%
Portfolio turnover rate	38%	52%	40%	78%	54%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Year Ended January 31,
	2026	2025	2024	2023	2022
For a share outstanding throughout each year
Net asset value, beginning of year	$18.96	$16.54	$15.18	$16.51	$18.31
Income from investment operations
Net investment income (loss)(1)	(0.10)	0.02	0.03	— (2)	(0.07)
Net realized and unrealized gain (loss) on investments	2.28	2.47	1.33	(1.33)	0.79
Total income (loss) from investment operations	2.18	2.49	1.36	(1.33)	0.72

Distributions
From net investment income	—	(0.07)	—	—	—
From net realized gain on security transactions	—	—	—	—	(2.52)
Total distributions	—	(0.07)	—	—	(2.52)
Net asset value, end of year	$21.14	$18.96	$16.54	$15.18	$16.51

Total return (excludes sales charge)	11.50%	15.10%	8.96%	(8.06)%	2.48%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$8,793	$8,714	$12,253	$7,511	$9,544
Ratio of expenses to average net assets before waivers	1.28%	1.31%	1.49%	1.46%	1.37%
Ratio of net expenses to average net assets	1.17%	1.00%	1.01%	1.00%	1.04%
Ratio of net investment income (loss) to average net assets	(0.51)%	0.14%	0.21%	0.03%	(0.33)%
Portfolio turnover rate	38%	52%	40%	78%	54%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2026	2025	2024	2023	2022
For a share outstanding throughout each year
Net asset value, beginning of year	$13.14	$11.53	$10.69	$11.74	$13.80
Income from investment operations
Net investment loss(1)	(0.20)	(0.11)	(0.08)	(0.10)	(0.20)
Net realized and unrealized gain (loss) on investments	1.57	1.72	0.92	(0.95)	0.66
Total income (loss) from investment operations	1.37	1.61	0.84	(1.05)	0.46

Distributions
From net realized gain on security transactions	—	—	—	—	(2.52)
Total distributions	—	—	—	—	(2.52)
Net asset value, end of year	$14.51	$13.14	$11.53	$10.69	$11.74

Total return	10.43%	13.96%	7.86%	(8.94)%	1.38%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$40,417	$37,853	$34,583	$30,790	$37,380
Ratio of expenses to average net assets before waivers	2.28%	2.31%	2.49%	2.46%	2.37%
Ratio of net expenses to average net assets	2.17%	2.00%	2.01%	2.00%	2.04%
Ratio of net investment loss to average net assets	(1.51)%	(0.91)%	(0.79)%	(0.97)%	(1.33)%
Portfolio turnover rate	38%	52%	40%	78%	54%

(1)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Sector Bond Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Year Ended January 31,
	2026	2025	2024	2023	2022
For a share outstanding throughout each year
Net asset value, beginning of year	$9.10	$9.01	$8.97	$10.13	$10.36
Income from investment operations
Net investment income(1)	0.42	0.42	0.42	0.42	0.40
Net realized and unrealized gain (loss) on investments	0.17	0.06	0.01	(1.18)	(0.25)
Total income (loss) from investment operations	0.59	0.48	0.43	(0.76)	0.15

Distributions
From net investment income	(0.40)	(0.39)	(0.39)	(0.40)	(0.38)
Total distributions	(0.40)	(0.39)	(0.39)	(0.40)	(0.38)
Net asset value, end of year	$9.29	$9.10	$9.01	$8.97	$10.13

Total return	6.69%	5.51%	5.02%	(7.47)%	1.46%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$236,636	$194,221	$146,035	$119,412	$157,188
Ratio of net expenses to average net assets	0.65%	0.69%	0.70%	0.67%	0.61%
Ratio of net investment income to average net assets	4.56%	4.61%	4.83%	4.59%	3.85%
Portfolio turnover rate	46%	34%	43%	29%	26%

(1)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Year Ended January 31,
	2026	2025	2024	2023	2022
For a share outstanding throughout each year
Net asset value, beginning of year	$8.55	$8.49	$8.47	$9.60	$9.83
Income from investment operations
Net investment income(1)	0.35	0.35	0.36	0.35	0.33
Net realized and unrealized gain (loss) on investments	0.17	0.06	0.01	(1.12)	(0.23)
Total income (loss) from investment operations	0.52	0.41	0.37	(0.77)	0.10

Distributions
From net investment income	(0.36)	(0.35)	(0.35)	(0.36)	(0.33)
Total distributions	(0.36)	(0.35)	(0.35)	(0.36)	(0.33)
Net asset value, end of year	$8.71	$8.55	$8.49	$8.47	$9.60

Total return (excludes sales charge)	6.23%	4.95%	4.54%	(8.04)%	1.04%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$19,456	$23,386	$26,974	$37,765	$55,430
Ratio of net expenses to average net assets	1.15%	1.19%	1.20%	1.17%	1.11%
Ratio of net investment income to average net assets	4.06%	4.11%	4.32%	4.09%	3.35%
Portfolio turnover rate	46%	34%	43%	29%	26%

(1)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2026	2025	2024	2023	2022
For a share outstanding throughout each year
Net asset value, beginning of year	$7.91	$7.88	$7.89	$8.97	$9.22
Income from investment operations
Net investment income(1)	0.28	0.28	0.29	0.29	0.26
Net realized and unrealized gain (loss) on investments	0.16	0.07	0.01	(1.05)	(0.22)
Total income (loss) from investment operations	0.44	0.35	0.30	(0.76)	0.04

Distributions
From net investment income	(0.32)	(0.32)	(0.31)	(0.32)	(0.29)
Total distributions	(0.32)	(0.32)	(0.31)	(0.32)	(0.29)
Net asset value, end of year	$8.03	$7.91	$7.88	$7.89	$8.97

Total return	5.74%	4.47%	4.01%	(8.47)%	0.43%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$102,104	$111,982	$124,083	$146,927	$194,587
Ratio of net expenses to average net assets	1.65%	1.69%	1.70%	1.67%	1.61%
Ratio of net investment income to average net assets	3.56%	3.61%	3.83%	3.59%	2.85%
Portfolio turnover rate	46%	34%	43%	29%	26%

(1)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-SECTOR BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C
	For the Year Ended January 31,
	2026	2025	2024	2023	2022
For a share outstanding throughout each year
Net asset value, beginning of year	$7.72	$7.70	$7.72	$8.78	$9.03
Income from investment operations
Net investment income(1)	0.28	0.28	0.29	0.28	0.26
Net realized and unrealized gain (loss) on investments	0.15	0.06	— (2)	(1.02)	(0.22)
Total income (loss) from investment operations	0.43	0.34	0.29	(0.74)	0.04

Distributions
From net investment income	(0.32)	(0.32)	(0.31)	(0.32)	(0.29)
Total distributions	(0.32)	(0.32)	(0.31)	(0.32)	(0.29)
Net asset value, end of year	$7.83	$7.72	$7.70	$7.72	$8.78

Total return (excludes sales charge)	5.72%	4.46%	3.98%	(8.41)%	0.45%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,401	$3,927	$5,441	$6,862	$12,400
Ratio of net expenses to average net assets	1.65%	1.69%	1.70%	1.67%	1.61%
Ratio of net investment income to average net assets	3.56%	3.61%	3.82%	3.59%	2.85%
Portfolio turnover rate	46%	34%	43%	29%	26%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Year Ended January 31,
	2026	2025	2024	2023	2022
For a share outstanding throughout each year
Net asset value, beginning of year	$4.16	$4.09	$3.99	$4.18	$4.27
Income from investment operations
Net investment income(1)	0.16	0.13	0.11	0.07	0.06
Net realized and unrealized gain (loss) on investments	0.06	0.06	0.09	(0.19)	(0.09)
Total income (loss) from investment operations	0.22	0.19	0.20	(0.12)	(0.03)

Distributions
From net investment income	(0.14)	(0.12)	(0.10)	(0.07)	(0.06)
Total distributions	(0.14)	(0.12)	(0.10)	(0.07)	(0.06)
Net asset value, end of year	$4.24	$4.16	$4.09	$3.99	$4.18

Total return	5.49%	4.67%	5.13%	(2.94)%	(0.73)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$101,039	$90,679	$113,859	$157,921	$179,974
Ratio of expenses to average net assets before waivers or recoupments	1.00%	0.99%	0.96%	0.92%	0.87%
Ratio of net expenses to average net assets	0.79%	0.82%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	3.74%	3.16%	2.72%	1.86%	1.46%
Portfolio turnover rate	39%	35%	24%	21%	41%

(1)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Year Ended January 31,
	2026	2025	2024	2023	2022
For a share outstanding throughout each year
Net asset value, beginning of year	$3.87	$3.82	$3.73	$3.91	$4.00
Income from investment operations
Net investment income(1)	0.15	0.12	0.10	0.07	0.06
Net realized and unrealized gain (loss) on investments	0.06	0.05	0.09	(0.18)	(0.09)
Total income (loss) from investment operations	0.21	0.17	0.19	(0.11)	(0.03)

Distributions
From net investment income	(0.14)	(0.12)	(0.10)	(0.07)	(0.06)
Total distributions	(0.14)	(0.12)	(0.10)	(0.07)	(0.06)
Net asset value, end of year	$3.94	$3.87	$3.82	$3.73	$3.91

Total return (excludes sales charge)	5.65%	4.47%	5.22%	(2.88)%	(0.78)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,591	$7,800	$8,727	$9,322	$11,820
Ratio of expenses to average net assets before waivers or recoupments	1.00%	0.99%	0.96%	0.92%	0.87%
Ratio of net expenses to average net assets	0.79%	0.82%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	3.74%	3.16%	2.71%	1.86%	1.46%
Portfolio turnover rate	39%	35%	24%	21%	41%

(1)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2026	2025	2024	2023	2022
For a share outstanding throughout each year
Net asset value, beginning of year	$3.48	$3.44	$3.37	$3.54	$3.63
Income from investment operations
Net investment income(1)	0.11	0.09	0.07	0.04	0.03
Net realized and unrealized gain (loss) on investments	0.06	0.05	0.08	(0.17)	(0.08)
Total income (loss) from investment operations	0.17	0.14	0.15	(0.13)	(0.05)

Distributions
From net investment income	(0.12)	(0.10)	(0.08)	(0.04)	(0.04)
Total distributions	(0.12)	(0.10)	(0.08)	(0.04)	(0.04)
Net asset value, end of year	$3.53	$3.48	$3.44	$3.37	$3.54

Total return	5.00%	3.99%	4.49%	(3.54)%	(1.48)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$70,182	$112,250	$135,020	$178,718	$355,628
Ratio of expenses to average net assets before waivers or recoupments	1.65%	1.64%	1.61%	1.57%	1.52%
Ratio of net expenses to average net assets	1.44%	1.47%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets	3.08%	2.51%	2.07%	1.15%	0.81%
Portfolio turnover rate	39%	35%	24%	21%	41%

(1)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Year Ended January 31,
	2026	2025	2024		2023	2022
For a share outstanding throughout each year
Net asset value, beginning of year	$16.74	$14.92	$14.35		$16.88	$17.43
Income from investment operations
Net investment income (loss)(1)	(0.10)	(0.05)	—	(2)	0.05	(0.05)
Net realized and unrealized gain (loss) on investments	1.17	1.87	0.61		(1.53)	0.37
Total income (loss) from investment operations	1.07	1.82	0.61		(1.48)	0.32

Distributions
From net investment income	—	—	(0.04)		—	—
From net realized gain on security transactions	—	—	—		(1.05)	(0.87)
Total distributions	—	—	(0.04)		(1.05)	(0.87)
Net asset value, end of year	$17.81	$16.74	$14.92		$14.35	$16.88

Total return	6.39%	12.20%	4.21%		(8.36)%	1.34%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$23,464	$19,039	$19,113		$31,437	$44,971
Ratio of expenses to average net assets before waivers	1.76%	1.83%	1.77%		1.53%	1.38%
Ratio of net expenses to average net assets	1.35%	1.30%	1.19%		1.17%	1.16%
Ratio of net investment income (loss) to average net assets	(0.59)%	(0.30)%	—	%(3)	0.30%	(0.28)%
Portfolio turnover rate	81%	104%	176%		110%	49%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Amount is less than 0.005% per share.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Year Ended January 31,
	2026	2025	2024	2023	2022
For a share outstanding throughout each year
Net asset value, beginning of year	$16.41	$14.66	$14.12	$16.67	$17.26
Income from investment operations
Net investment income (loss)(1)	(0.13)	(0.09)	(0.04)	0.01	(0.10)
Net realized and unrealized gain (loss) on investments	1.14	1.84	0.59	(1.51)	0.38
Total income (loss) from investment operations	1.01	1.75	0.55	(1.50)	0.28

Distributions
From net investment income	—	—	(0.01)	—	—
From net realized gain on security transactions	—	—	—	(1.05)	(0.87)
Total distributions	—	—	(0.01)	(1.05)	(0.87)
Net asset value, end of year	$17.42	$16.41	$14.66	$14.12	$16.67

Total return (excludes sales charge)	6.15%	11.94%	3.92%	(8.59)%	1.12%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,858	$2,040	$1,977	$827	$944
Ratio of expenses to average net assets before waivers	2.02%	2.08%	2.13%	1.78%	1.63%
Ratio of net expenses to average net assets	1.60%	1.55%	1.44%	1.42%	1.41%
Ratio of net investment income (loss) to average net assets	(0.84)%	(0.56)%	(0.29)%	0.05%	(0.53)%
Portfolio turnover rate	81%	104%	176%	110%	49%

(1)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2026	2025	2024	2023	2022
For a share outstanding throughout each year
Net asset value, beginning of year	$15.30	$13.77	$13.35	$15.94	$16.67
Income from investment operations
Net investment loss(1)	(0.24)	(0.19)	(0.14)	(0.10)	(0.22)
Net realized and unrealized gain (loss) on investments	1.06	1.72	0.56	(1.44)	0.36
Total income (loss) from investment operations	0.82	1.53	0.42	(1.54)	0.14

Distributions
From net realized gain on security transactions	—	—	—	(1.05)	(0.87)
Total distributions	—	—	—	(1.05)	(0.87)
Net asset value, end of year	$16.12	$15.30	$13.77	$13.35	$15.94

Total return	5.36%	11.11%	3.15%	(9.25)%	0.31%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,826	$9,935	$9,845	$3,601	$3,220
Ratio of expenses to average net assets before waivers	2.76%	2.83%	2.88%	2.53%	2.38%
Ratio of net expenses to average net assets	2.35%	2.30%	2.19%	2.17%	2.16%
Ratio of net investment loss to average net assets	(1.59)%	(1.31)%	(1.04)%	(0.70)%	(1.28)%
Portfolio turnover rate	81%	104%	176%	110%	49%

(1)	Per share information has been calculated using the average number of shares outstanding.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Notes to the Financial Statements

January 31, 2026

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Yorktown Funds is a series of the Trust. The accompanying financial statements include the Yorktown Growth Fund (“Growth Fund”), Yorktown Multi-Sector Bond Fund (“Multi-Sector Bond Fund”), Yorktown Short Term Bond (Short Term Bond Fund”), and Yorktown Small Cap Fund (“Small Cap Fund”) (collectively the “Funds”), each a diversified series of the Trust. Each Fund offers Class A, Class L and Institutional Class shares. In addition, the Multi-Sector Bond Fund also offers Class C shares.

The Growth Fund’s investment objective is growth of capital. The Growth Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange-traded funds (“ETFs”) and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Multi-Sector Bond Fund’s investment objective is current income with limited credit risk. The Multi-Sector Bond Fund invests primarily in debt securities, including U.S. Government securities, corporate bonds and structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Short Term Bond Fund’s investment objective is to seek income consistent with the preservation of capital. Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the opinion of Yorktown Management & Research Company, Inc., the Funds’ investment adviser (the “Adviser”), offer the opportunity for income consistent with preservation of capital. The Short Term Bond Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Small Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser seeks to achieve the Small Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of U.S. small capitalized (“small cap”) value companies. The Small Cap Fund may also invest in securities issued by Underlying Funds, and Index Securities, including ETFs and

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

1.	Organization, continued

similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Trust. The Funds each operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than ETFs) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day at the previous day’s closing price. ETFs are valued at the last sales price on the ETF’s primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and ask prices. The Board of Trustees has designated the Adviser as its “valuation designee” pursuant to Rule 2a-5 under the 1940 Act, subject to its oversight. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by the valuation designee pursuant to its valuation policies and procedures, which have been approved by the Board of Trustees.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

●

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2026, in valuing the Funds’ assets carried at fair value.

Growth Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$97,308,401	$—	$—	$97,308,401
Total	$97,308,401	$—	$—	$97,308,401

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Multi-Sector Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$172,806,530	$—	$172,806,530
Asset Backed Securities	—	16,019,406	—	16,019,406
U.S. Government & Agencies	—	125,790,679	—	125,790,679
Collateralized Loan Obligations	—	9,322,678	—	9,322,678
Investment Companies	10,199,990	—	—	10,199,990
Total	$10,199,990	$323,939,293	$—	$334,139,283

Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$70,517,980	$—	$70,517,980
Asset Backed Securities	—	13,751,582	—	13,751,582
U.S. Government & Agencies	—	84,587,727	—	84,587,727
Collateralized Loan Obligations	—	3,502,097	—	3,502,097
Total	$—	$172,359,386	$—	$172,359,386

Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$34,621,012	$—	$—	$34,621,012
Total	$34,621,012	$—	$—	$34,621,012

See schedules of investments for breakdown of sectors in which the Funds invest.

Following is a reconciliation of assets in which significant inputs (Level 3) were used in determining fair value for the Multi-Sector Bond Fund:

Asset Category	Balance as of January 31, 2025	Realized gain (loss)	Accretion	Purchases	Sales	Change in unrealized appreciation (depreciation)	Balance as of January 31, 2026
Corporate Bonds and Notes	$148,560	$(2,294,818)	$23,525	$—	$(155,182)	$2,277,915	$—

There is no net change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments still held at January 31, 2026.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Security Transactions and Investment Income

Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Gains and losses realized on principal payments of asset-backed securities and bank loans (paydown gains and losses) are classified as part of investment income. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

Dividends and Distributions

Growth Fund and Small Cap Fund intend to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Multi-Sector Bond Fund and Short Term Bond Fund intend to distribute its net investment income monthly and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Short Term Bond Fund and 5.75% for the remaining Funds. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within 13 months from the date of purchase.

3.	Principal Risks

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks — The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Small Company Risks — Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers may often have narrow markets, fewer product lines, and limited managerial and financial resources.

Credit and Counterparty Risks — The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Sector Risk — If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2026, the Yorktown Growth Fund had 33.07% of the value of its net assets invested in stocks within the Industrials sector and 26.43% of the value of its net assets invested in stocks within the Technology sector.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements

The Adviser, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment adviser and manager. For its services, the Adviser receives a fee, calculated daily and payable monthly, at an annual rate as follows:

Growth Fund	0.90%
Multi-Sector Bond Fund	0.40%
Short Term Bond Fund	0.70%
Small Cap Fund	0.90%

In the interest of limiting expenses of the Funds, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Funds (excluding acquired fund fees and expenses, brokerage fees, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and other extraordinary expenses not incurred in the ordinary course of business) so that the ratio of total annual operating expenses is limited as shown below:

	Class A	Class L	Institutional Class
Growth Fund(a)	1.25%	2.25%	1.25%
Short Term Bond Fund	0.79%	1.44%	0.79%
Small Cap Fund	1.60%	2.35%	1.35%

(a)

Effective May 31, 2025, the Yorktown Growth Fund’s ratio of total annual operating expenses is limited to 1.25% for Class A Shares, 2.25% for Class L Shares, and 1.25% for Institutional Class Shares until at least May 31, 2026. Previously, the Yorktown Growth Fund’s ratio of total annual operating expenses was limited to 0.99% for Class A Shares, 1.99% for Class L Shares, and 0.99% for Institutional Class Shares.

The Adviser is entitled to the reimbursement of fees waived or reimbursed subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the applicable Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Funds. Further, any recoupments will be subject to any lower expense limitations that have been later implemented by the Board of Trustees. During the year ended January 31, 2026, the Adviser contractually waived fees and reimbursed expenses of $99,781 in the Growth Fund. During the year ended January 31, 2026, the Adviser contractually waived fees and reimbursed expenses of $377,465 from the Short Term Bond Fund. During the

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

year ended January 31, 2026, the Adviser contractually waived fees and reimbursed expenses of $126,972 in the Small Cap Fund. As of January 31, 2026, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

	Amount	Recoupable through
Growth Fund	$347,286	January 31, 2027
	275,819	January 31, 2028
	99,781	January 31, 2029

Short Term Bond Fund	335,703	January 31, 2027
	404,618	January 31, 2028
	377,465	January 31, 2029

Small Cap Fund	189,860	January 31, 2027
	160,425	January 31, 2028
	126,972	January 31, 2029

Ultimus Fund Solutions, LLC (“Ultimus”) an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with Ultimus, the Funds pay Ultimus customary fees based on aggregate net assets of the Funds as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Funds for serving in such capacities.

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to Ultimus Fund Distributors, LLC, the Funds’ distributor. Class A shares of the Small Cap Fund pay a fee of 0.25% of each Class A shares’ average daily net assets for distribution fees. Class A shares of the Multi-Sector Bond Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class L shares of each of the Funds, except Short Term Bond Fund, pay a fee of 1.00% of each Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L shares of the Short Term Bond Fund pay a fee of 0.65% of Class L share’s average daily net assets. Class C shares of Multi-Sector Bond Fund pay a fee of 1.00% of Class C share’s average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

5.	Distribution Plan and Fees, continued

During the year ended January 31, 2026, the distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds:

Growth Fund	$439
Multi-Sector Bond Fund	244
Short Term Bond Fund	22
Small Cap Fund	355

During the year ended January 31, 2026, the distributor received the following amounts in contingent deferred sales charges related to redemptions of Class A and Class C shares of the Funds:

Multi-Sector Bond Fund, Class C	$852

6.	Investment Activity

For the year ended January 31, 2026, purchases and sales of investment securities, other than short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$34,641,408	$40,494,598	$—	$—
Multi-Sector Bond Fund	106,975,957	134,308,871	46,680,522	19,745,808
Short Term Bond Fund	51,663,463	97,221,999	25,335,570	17,679,703
Small Cap Fund	27,116,909	24,690,527	—	—

7.	Line of Credit

The Funds entered into a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on May 22, 2026. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 30% of a Fund’s daily market value or $25 million at an interest rate equal to the Term Secured Overnight Financing Rate plus 130 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $25 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

7.	Line of Credit, continued

all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 15% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

As of January 31, 2026, the Funds had no outstanding borrowings under this Line of Credit.

Fund	Average Daily Loan Balance(a)	Weighted Average Interest Rate(a)	Number of Days Outstanding(b)	Interest Expense Accrued	Maximum Loan Outstanding
Growth Fund	$154,626	5.62%	6	$145	$679,013
Short Term Bond Fund	6,149,854	5.62%	3	2,882	9,243,854
Small Cap Fund	728,153	5.63%	4	455	2,587,565

(a)	Averages based on the number of days outstanding.

(b)	Number of Days Outstanding represents the total days during the year ended January 31, 2026, that a Fund utilized the Line of Credit.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes may differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ 2026 tax returns, in addition to the Funds’ previous three open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Commonwealth of Virginia; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At January 31, 2026, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Growth Fund	Multi-Sector Bond Fund	Short Term Bond Fund	Small Cap Fund
Tax cost of investments	$54,975,984	$335,236,416	$171,838,494	$23,812,798
Gross unrealized appreciation	43,517,060	6,569,765	1,578,160	11,384,802
Gross unrealized depreciation	(1,184,643)	(7,666,898)	(1,057,268)	(576,588)
Net unrealized appreciation/(depreciation) on investments	$42,332,417	$(1,097,133)	$520,892	$10,808,214

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended January 31, 2026, permanent differences in book and tax accounting, due to differing treatment of perpetual bonds, grantor trusts and paydown gain loss, have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

	Paid-In Capital	Accumulated Earnings (Deficit)
Growth Fund	$(585,702)	$585,702
Small Cap Fund	(274,008)	274,008

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

As of January 31, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Growth Fund	Multi-Sector Bond Fund
Undistributed ordinary income	$—	$938,142
Undistributed long-term capital gains	—	—
Accumulated earnings	—	938,142
Accumulated capital and other losses	(1,382,750)	(216,518,623)
Unrealized appreciation/(depreciation) on investments	42,332,417	(1,097,133)
Unrealized appreciation/(depreciation) on foreign currency	(148)	—
Total accumulated earnings/(deficit)	$40,949,519	$(216,677,614)

	Short Term Bond Fund	Small Cap Fund
Undistributed ordinary income	$635,538	$—
Undistributed long-term capital gains	—	—
Accumulated earnings	635,538	—
Accumulated capital and other losses	(25,036,693)	(3,916,856)
Unrealized appreciation on investments	520,892	10,808,214
Total accumulated earnings/(deficit)	$(23,880,263)	$6,891,358

The tax character of distributions paid for the fiscal years ended January 31, 2026 and January 31, 2025 were as follows:

	Growth Fund		Multi-Sector Bond Fund
	2026	2025	2026	2025
Distributions paid from:
Ordinary income	$—	$212,513	$15,358,573	$13,348,762
Long-term capital gains	—	—	—	—
Total distributions paid	$—	$212,513	$15,358,573	$13,348,762

	Short Term Bond Fund		Small Cap Fund
	2026	2025	2026	2025
Distributions paid from:
Ordinary income	$6,464,356	$6,702,217	$—	$—
Long-term capital gains	—	—	—	—
Total distributions paid	$6,464,356	$6,702,217	$—	$—

YORKTOWN FUNDS

NOTES TO THE FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

At January 31, 2026, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$1,040,259	$—	$1,040,259
Multi-Sector Bond Fund	85,914,239	130,604,383	216,518,622
Short Term Bond Fund	7,766,087	17,270,606	25,036,693
Small Cap Fund	3,874,346	—	3,874,346

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. $2,811,425 of the Small Cap Fund’s $3,874,346 capital loss carryforward is subject to Internal Revenue Code limitations. Small Cap Fund’s limited capital loss carryforward of $2,811,425 is subject to annual limitations of $272,329 under the Internal Revenue Code.

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. As of January 31, 2026, the following Funds had Qualified Late Year Ordinary Losses:

Growth Fund	$342,491
Small Cap Fund	42,511

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. As of January 31, 2026, the Funds did not have Post-October capital losses.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the fiscal year ended January 31, 2026, federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Funds were immaterial.

9.	Subsequent Event

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Yorktown Funds
and Board of Trustees of American Pension Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Pension Investors Trust comprising Yorktown Growth Fund, Yorktown Multi-Sector Bond Fund, Yorktown Short Term Bond Fund, and Yorktown Small Cap Fund (the “Funds”) as of January 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year ended January 31, 2022 were audited by other auditors whose report dated March 30, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
March 31, 2026

Additional Federal Tax Information (Unaudited)

The Form 1099-DIV you received in January 2026 shows the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

For the year ended January 31, 2026, the following percentage of ordinary income dividends paid by the Funds qualify as qualified dividend income:

Qualified Dividend Income
Growth Fund	0%
Multi-Sector Bond Fund	0.46%
Short Term Bond Fund	0%
Small Cap Fund	0%

For the taxable year ended January 31, 2026, the following percentage of ordinary income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
Growth Fund	0%
Multi-Sector Bond Fund	0.44%
Short Term Bond Fund	0%
Small Cap Fund	0%

For the taxable year ended January 31, 2026, of ordinary income dividends paid by the Funds qualify as qualified business income:

Qualified Business Income
Growth Fund	0%
Multi-Sector Bond Fund	0%
Short Term Bond Fund	0%
Small Cap Fund	0%

Other Information (Unaudited)

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and on the Funds’ website at www.yorktownfunds.com.

SHAREHOLDER SERVICES

Yorktown Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

(888) 933-8274

For Overnight Deliveries:

Yorktown Funds

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

EXECUTIVE OFFICES

Yorktown Funds

106 Annjo Court, Suite A

Forest, Virginia 24551

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

This report is submitted for the general
information of the shareholders of the Trust.
The report is not authorized for distribution to
prospective investors in the Trust unless preceded
or accompanied by an effective Prospectus.

www.yorktownfunds.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Disclosure of Proxy Voting Policies and Procedures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to statements included as part of the Report to Shareholders filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date:	4/8/26

/s/ David D. Basten
David D. Basten
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	4/8/26

/s/ David D. Basten
David D. Basten
President and Principal Executive Officer

Date:	4/8/26

/s/ M. Dennis Stratton
M. Dennis Stratton
Chief Financial Officer and Principal Financial Officer